UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02857

Name of Fund:  BlackRock Bond Fund, Inc.
BlackRock Sustainable Total Return Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Bond Fund, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2024

Date of reporting period: 09/30/2024

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

BlackRock Sustainable Total Return Fund

Class K Shares | BKSTX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Sustainable Total Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$42	0.39%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Class K Shares returned 12.12%

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.

What contributed to performance?

Allocations to structured products, high yield bonds, and agency mortgage-backed securities contributed.

What detracted from performance?

Duration positioning and currency strategies detracted. (Duration is a measure of interest rate sensitivity.) The Fund’s use of derivatives, namely futures and forward currency contracts, also detracted.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 18, 2021 through September 30, 2024

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Aggregate Bond Index
Sep 21	$10,000	$10,000
Oct 21	$10,011	$10,016
Nov 21	$10,028	$10,046
Dec 21	$10,014	$10,020
Jan 22	$9,779	$9,805
Feb 22	$9,622	$9,695
Mar 22	$9,345	$9,426
Apr 22	$8,967	$9,068
May 22	$8,992	$9,127
Jun 22	$8,815	$8,983
Jul 22	$9,057	$9,203
Aug 22	$8,814	$8,943
Sep 22	$8,388	$8,556
Oct 22	$8,267	$8,446
Nov 22	$8,597	$8,756
Dec 22	$8,546	$8,717
Jan 23	$8,864	$8,985
Feb 23	$8,648	$8,753
Mar 23	$8,863	$8,975
Apr 23	$8,922	$9,029
May 23	$8,823	$8,931
Jun 23	$8,810	$8,899
Jul 23	$8,797	$8,893
Aug 23	$8,731	$8,836
Sep 23	$8,503	$8,612
Oct 23	$8,341	$8,476
Nov 23	$8,749	$8,860
Dec 23	$9,061	$9,199
Jan 24	$9,072	$9,173
Feb 24	$8,940	$9,044
Mar 24	$9,028	$9,127
Apr 24	$8,809	$8,897
May 24	$8,964	$9,048
Jun 24	$9,053	$9,133
Jul 24	$9,277	$9,347
Aug 24	$9,411	$9,481
Sep 24	$9,534	$9,608

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Class K Shares ...
	12.12%	(1.60)%
Bloomberg U.S. Aggregate Bond Index...
	11.57	(1.35)

Key Fund statistics

Net Assets...
$45,177,787
Number of Portfolio Holdings...
700
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
832%

The Fund commenced operations on October 18, 2021.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
34.8%
Corporate Bonds...
29.8
U.S. Treasury Obligations...
13.5
Asset-Backed Securities...
9.4
Non-Agency Mortgage-Backed Securities...
6.3
Foreign Government Obligations...
3.9
Foreign Agency Obligations...
1.0
Investment Companies...
0.7
Municipal Bonds...
0.5
Common Stocks...
0.1

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
54.8%
AA/Aa...
4.8
A...
11.2
BBB/Baa...
20.5
BB/Ba...
1.0
B...
0.0Footnote Reference(d)
CC/Ca...
0.5
N/R...
7.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Total Return Fund

Class K Shares | BKSTX

Annual Shareholder Report — September 30, 2024

BKSTX-09/24-AR

BlackRock Sustainable Total Return Fund

Institutional Shares | BISTX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Sustainable Total Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46	0.43%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Instititional Shares returned 12.08%

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.

What contributed to performance?

Allocations to structured products, high yield bonds, and agency mortgage-backed securities contributed.

What detracted from performance?

Duration positioning and currency strategies detracted. (Duration is a measure of interest rate sensitivity.) The Fund’s use of derivatives, namely futures and forward currency contracts, also detracted.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 18, 2021 through September 30, 2024

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index
Sep 21	$10,000	$10,000
Oct 21	$10,011	$10,016
Nov 21	$10,027	$10,046
Dec 21	$10,014	$10,020
Jan 22	$9,778	$9,805
Feb 22	$9,620	$9,695
Mar 22	$9,343	$9,426
Apr 22	$8,965	$9,068
May 22	$8,990	$9,127
Jun 22	$8,812	$8,983
Jul 22	$9,054	$9,203
Aug 22	$8,811	$8,943
Sep 22	$8,385	$8,556
Oct 22	$8,264	$8,446
Nov 22	$8,593	$8,756
Dec 22	$8,542	$8,717
Jan 23	$8,859	$8,985
Feb 23	$8,643	$8,753
Mar 23	$8,858	$8,975
Apr 23	$8,917	$9,029
May 23	$8,818	$8,931
Jun 23	$8,804	$8,899
Jul 23	$8,791	$8,893
Aug 23	$8,724	$8,836
Sep 23	$8,496	$8,612
Oct 23	$8,334	$8,476
Nov 23	$8,741	$8,860
Dec 23	$9,054	$9,199
Jan 24	$9,064	$9,173
Feb 24	$8,932	$9,044
Mar 24	$9,019	$9,127
Apr 24	$8,811	$8,897
May 24	$8,955	$9,048
Jun 24	$9,044	$9,133
Jul 24	$9,266	$9,347
Aug 24	$9,400	$9,481
Sep 24	$9,523	$9,608

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	12.08%	(1.64)%
Bloomberg U.S. Aggregate Bond Index...
	11.57	(1.35)

Key Fund statistics

Net Assets...
$45,177,787
Number of Portfolio Holdings...
700
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
832%

The Fund commenced operations on October 18, 2021.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
34.8%
Corporate Bonds...
29.8
U.S. Treasury Obligations...
13.5
Asset-Backed Securities...
9.4
Non-Agency Mortgage-Backed Securities...
6.3
Foreign Government Obligations...
3.9
Foreign Agency Obligations...
1.0
Investment Companies...
0.7
Municipal Bonds...
0.5
Common Stocks...
0.1

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
54.8%
AA/Aa...
4.8
A...
11.2
BBB/Baa...
20.5
BB/Ba...
1.0
B...
0.0Footnote Reference(d)
CC/Ca...
0.5
N/R...
7.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Total Return Fund

Institutional Shares | BISTX

Annual Shareholder Report — September 30, 2024

BISTX-09/24-AR

BlackRock Sustainable Total Return Fund

Investor A Shares | BASTX

Annual Shareholder Report — September 30, 2024

This annual shareholder report contains important information about BlackRock Sustainable Total Return Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$79	0.75%

How did the Fund perform last year?

  For the reporting period ended September 30, 2024, the Fund's Investor A Shares returned 11.73%

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 11.57%.

What contributed to performance?

Allocations to structured products, high yield bonds, and agency mortgage-backed securities contributed.

What detracted from performance?

Duration positioning and currency strategies detracted. (Duration is a measure of interest rate sensitivity.) The Fund’s use of derivatives, namely futures and forward currency contracts, also detracted.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 18, 2021 through September 30, 2024

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index
Sep 21	$9,600	$10,000
Oct 21	$9,610	$10,016
Nov 21	$9,623	$10,046
Dec 21	$9,607	$10,020
Jan 22	$9,379	$9,805
Feb 22	$9,225	$9,695
Mar 22	$8,958	$9,426
Apr 22	$8,593	$9,068
May 22	$8,615	$9,127
Jun 22	$8,443	$8,983
Jul 22	$8,673	$9,203
Aug 22	$8,437	$8,943
Sep 22	$8,027	$8,556
Oct 22	$7,910	$8,446
Nov 22	$8,213	$8,756
Dec 22	$8,173	$8,717
Jan 23	$8,474	$8,985
Feb 23	$8,266	$8,753
Mar 23	$8,470	$8,975
Apr 23	$8,524	$9,029
May 23	$8,438	$8,931
Jun 23	$8,412	$8,899
Jul 23	$8,397	$8,893
Aug 23	$8,331	$8,836
Sep 23	$8,112	$8,612
Oct 23	$7,955	$8,476
Nov 23	$8,342	$8,860
Dec 23	$8,637	$9,199
Jan 24	$8,644	$9,173
Feb 24	$8,516	$9,044
Mar 24	$8,597	$9,127
Apr 24	$8,397	$8,897
May 24	$8,532	$9,048
Jun 24	$8,614	$9,133
Jul 24	$8,834	$9,347
Aug 24	$8,949	$9,481
Sep 24	$9,064	$9,608

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	11.73%	(1.93)%
Investor A Shares (with sales charge)...
	7.26	(3.28)
Bloomberg U.S. Aggregate Bond Index...
	11.57	(1.35)

Key Fund statistics

Net Assets...
$45,177,787
Number of Portfolio Holdings...
700
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
832%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund commenced operations on October 18, 2021.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
34.8%
Corporate Bonds...
29.8
U.S. Treasury Obligations...
13.5
Asset-Backed Securities...
9.4
Non-Agency Mortgage-Backed Securities...
6.3
Foreign Government Obligations...
3.9
Foreign Agency Obligations...
1.0
Investment Companies...
0.7
Municipal Bonds...
0.5
Common Stocks...
0.1

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
54.8%
AA/Aa...
4.8
A...
11.2
BBB/Baa...
20.5
BB/Ba...
1.0
B...
0.0Footnote Reference(d)
CC/Ca...
0.5
N/R...
7.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Total Return Fund

Investor A Shares | BASTX

Annual Shareholder Report — September 30, 2024

BASTX-09/24-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Lorenzo A. Flores
Catherine A. Lynch
Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Sustainable Total Return Fund	$86,700	$86,700	$0	$0	$17,600	$17,600	$0	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149.000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Paid in their entirety by BlackRock, relating to a service organization review ("SSAE 18") and subscription to the Deloitte Accounting Research Tool. These amounts represent the aggregate fees paid by BlackRock and were not specifically allocated on a per Fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:
          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Sustainable Total Return Fund	$17,600	$18,007

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored or advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
SEPTEMBER 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Funds V
BlackRock Sustainable High Yield Bond Fund
BlackRock Bond Fund, Inc.
BlackRock Sustainable Total Return Fund

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
September 30, 2024
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Building Products — 0.1%
JELD-WEN Holding, Inc.
(a)
.............. 2,228 $ 35,225
Life Sciences Tools & Services — 0.1%
Avantor, Inc.
(a)
...................... 2,228 57,638
Total Common Stocks — 0 .2%
(Cost: $ 87,962 ) ................................. 92,863
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.5%
(b)
Bombardier, Inc.
7.88% , 04/15/27 .................. USD 28 28,078
6.00% , 02/15/28 .................. 88 88,582
8.75% , 11/15/30 .................. 102 112,003
7.25% , 07/01/31 .................. 47 49,688
7.00% , 06/01/32 .................. 53 55,435
TransDigm, Inc.
6.38% , 03/01/29 .................. 405 417,847
7.13% , 12/01/31 .................. 43 45,480
6.63% , 03/01/32 .................. 378 393,627
6.00% , 01/15/33 .................. 237 240,357
Triumph Group, Inc., 9.00%, 03/15/28 ..... 152 159,116
1,590,213
Automobile Components — 1.8%
Aptiv plc, (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.39%), 6.88%,
12/15/54
(c)
..................... 200 202,102
Clarios Global LP
(b)
8.50% , 05/15/27 .................. 393 394,279
6.75% , 05/15/28 .................. 78 80,399
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
40 40,936
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 .................. 71 65,301
5.63% , 04/30/33 .................. 2 1,764
Phinia, Inc., 6.63%, 10/15/32
(b)
.......... 24 24,198
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ 42 38,973
847,952
Broadline Retail — 0.2%
(b)
ANGI Group LLC, 3.88%, 08/15/28 ....... 36 33,013
Match Group Holdings II LLC, 3.63%, 10/01/31 17 15,224
NMG Holding Co., Inc., 8.50%, 10/01/28 .... 25 25,445
73,682
Building Products — 2.5%
(b)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ...................... 107 109,298
Builders FirstSource, Inc., 6.38%, 03/01/34 .. 43 44,649
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ...................... 60 60,715
EMRLD Borrower LP
6.63% , 12/15/30 .................. 443 456,775
6.75% , 07/15/31 .................. 47 49,014
JELD-WEN, Inc., 7.00%, 09/01/32 ....... 80 80,841
Standard Building Solutions, Inc., 6.50%,
08/15/32 ...................... 65 67,305
Standard Industries, Inc.
5.00% , 02/15/27 .................. 8 7,932
4.75% , 01/15/28 .................. 2 1,959
4.38% , 07/15/30 .................. 55 52,058
3.38% , 01/15/31 .................. 56 49,887
Summit Materials LLC, 7.25%, 01/15/31 .... 102 108,049
Security
Par (000)
Par (000) Value
Building Products (continued)
Wilsonart LLC, 11.00%, 08/15/32 ........ USD 58 $ 58,017
1,146,499
Capital Markets — 0.6%
(b)
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 ................. 47 45,661
Focus Financial Partners LLC, 6.75%, 09/15/31 52 52,496
HAT Holdings I LLC
3.38% , 06/15/26 .................. 106 102,649
8.00% , 06/15/27 .................. 59 62,503
263,309
Chemicals — 2.4%
Avient Corp., 6.25%, 11/01/31
(b)
......... 32 32,804
Chemours Co. (The)
5.38% , 05/15/27 .................. 28 27,410
5.75% , 11/15/28
(b)
................. 47 44,646
4.63% , 11/15/29
(b)
................. 36 32,239
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 213 203,050
HB Fuller Co., 4.00%, 02/15/27 ......... 47 45,869
Herens Holdco SARL, 4.75%, 05/15/28
(b)
... 200 174,555
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)
.. 63 52,395
Olympus Water US Holding Corp., 7.25%,
06/15/31
(b)
..................... 200 208,116
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 .................. 24 23,649
5.63% , 08/15/29 .................. 235 220,755
7.38% , 03/01/31 .................. 32 33,528
1,099,016
Commercial Services & Supplies — 4.4%
ADT Security Corp. (The)
(b)
4.13% , 08/01/29 .................. 3 2,865
4.88% , 07/15/32 .................. 53 50,623
Allied Universal Holdco LLC
(b)
4.63% , 06/01/28 .................. 200 187,680
7.88% , 02/15/31 .................. 329 336,069
APi Group DE, Inc.
(b)
4.13% , 07/15/29 .................. 19 17,865
4.75% , 10/15/29 .................. 24 23,014
APX Group, Inc.
(b)
6.75% , 02/15/27 .................. 13 13,036
5.75% , 07/15/29 .................. 80 79,204
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 103 102,669
Brink's Co. (The)
(b)
6.50% , 06/15/29 .................. 33 34,186
6.75% , 06/15/32 .................. 50 52,154
Garda World Security Corp.
(b)
4.63% , 02/15/27 .................. 48 47,128
9.50% , 11/01/27 .................. 29 29,038
7.75% , 02/15/28 .................. 99 102,654
6.00% , 06/01/29 .................. 14 13,436
8.25% , 08/01/32 .................. 78 79,833
GFL Environmental, Inc.
(b)
3.75% , 08/01/25 .................. 5 4,960
4.00% , 08/01/28 .................. 37 35,534
3.50% , 09/01/28 .................. 4 3,808
4.75% , 06/15/29 .................. 132 128,761
4.38% , 08/15/29 .................. 29 27,797
6.75% , 01/15/31 .................. 36 37,758
Madison IAQ LLC
(b)
4.13% , 06/30/28 .................. 30 28,949
5.88% , 06/30/29 .................. 128 124,616
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
..................... 110 110,030
Reworld Holding Corp.
4.88% , 12/01/29
(b)
................. 20 18,827

Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
5.00% , 09/01/30 .................. USD 40 $ 37,517
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
. 54 54,460
Stericycle, Inc., 3.88%, 01/15/29
(b)
........ 73 72,731
Williams Scotsman, Inc.
(b)
4.63% , 08/15/28 .................. 38 36,935
6.63% , 06/15/29 .................. 31 31,917
7.38% , 10/01/31 .................. 76 80,329
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
.. 19 19,749
2,026,132
Communications Equipment — 0.1%
(b)
CommScope LLC, 4.75%, 09/01/29 ....... 42 35,280
Viavi Solutions, Inc., 3.75%, 10/01/29 ..... 17 15,426
50,706
Construction & Engineering — 0.1%
(b)
Dycom Industries, Inc., 4.50%, 04/15/29 .... 31 29,925
Pike Corp., 8.63%, 01/31/31 ........... 20 21,384
51,309
Consumer Finance — 1.7%
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 18 19,022
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 .................. 10 10,225
8.00% , 02/15/27 .................. 84 87,781
8.00% , 06/15/28 .................. 28 30,012
6.88% , 04/15/29 .................. 50 52,014
5.88% , 03/15/30 .................. 45 45,059
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
..................... 27 27,424
Navient Corp., 9.38%, 07/25/30 ......... 79 87,634
OneMain Finance Corp.
6.63% , 01/15/28 .................. 20 20,364
9.00% , 01/15/29 .................. 101 107,026
7.88% , 03/15/30 .................. 85 88,858
4.00% , 09/15/30 .................. 104 92,630
7.50% , 05/15/31 .................. 23 23,676
7.13% , 11/15/31 .................. 37 37,445
SLM Corp., 3.13%, 11/02/26 ........... 41 39,415
768,585
Consumer Staples Distribution & Retail — 0.8%
Albertsons Cos., Inc.
(b)
4.63% , 01/15/27 .................. 8 7,783
6.50% , 02/15/28 .................. 44 44,801
3.50% , 03/15/29 .................. 49 45,688
4.88% , 02/15/30 .................. 113 111,177
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
... 18 18,718
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
19 18,121
US Foods, Inc.
(b)
4.75% , 02/15/29 .................. 47 45,822
4.63% , 06/01/30 .................. 5 4,831
7.25% , 01/15/32 .................. 67 70,909
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29 19 18,964
386,814
Containers & Packaging — 3.2%
Ardagh Metal Packaging Finance USA LLC
(b)
6.00% , 06/15/27 .................. 200 201,438
4.00% , 09/01/29 .................. 200 178,523
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 .................. 91 91,863
6.88% , 01/15/30 .................. 96 98,039
8.75% , 04/15/30 .................. 93 94,436
Crown Americas LLC, 4.25%, 09/30/26 .... 68 66,925
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
..................... 27 25,712
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/27 .................. USD 387 $ 399,840
9.25% , 04/15/27 .................. 22 22,558
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31
(b)
..................... 158 162,318
Sealed Air Corp.
(b)
4.00% , 12/01/27 .................. 70 67,637
5.00% , 04/15/29 .................. 8 7,879
7.25% , 02/15/31 .................. 16 16,934
6.50% , 07/15/32 .................. 51 52,590
1,486,692
Distributors — 0.4%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 12 11,219
Resideo Funding, Inc.
4.00% , 09/01/29 .................. 8 7,536
6.50% , 07/15/32 .................. 83 85,200
Ritchie Bros Holdings, Inc., 7.75%, 03/15/31 . 59 62,835
166,790
Diversified Consumer Services — 1.3%
Champions Financing, Inc., 8.75%, 02/15/29
(b)
5 5,093
Service Corp. International
3.38% , 08/15/30 .................. 2 1,813
4.00% , 05/15/31 .................. 100 92,534
5.75% , 10/15/32 .................. 198 199,296
Sotheby's, 5.88%, 06/01/29
(b)
........... 200 175,296
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
.... 136 143,276
617,308
Diversified REITs — 0.9%
(b)
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32 ........ 76 73,254
Uniti Group LP
Series MAY , 10.50% , 02/15/28 ......... 76 81,123
10.50% , 02/15/28 ................. 240 256,177
410,554
Diversified Telecommunication Services — 5.1%
(b)
Altice Financing SA, 5.75%, 08/15/29 ..... 200 160,728
CCO Holdings LLC
5.38% , 06/01/29 .................. 9 8,673
6.38% , 09/01/29 .................. 239 239,283
4.75% , 03/01/30 .................. 8 7,359
4.25% , 02/01/31 .................. 82 72,302
7.38% , 03/01/31 .................. 112 114,674
4.25% , 01/15/34 .................. 62 50,856
Frontier Communications Holdings LLC
5.88% , 10/15/27 .................. 71 71,289
5.00% , 05/01/28 .................. 49 48,558
8.75% , 05/15/30 .................. 224 238,708
8.63% , 03/15/31 .................. 44 47,436
Iliad Holding SASU, 7.00%, 10/15/28 ...... 200 203,463
Level 3 Financing, Inc.
10.50% , 04/15/29 ................. 141 153,697
4.88% , 06/15/29 .................. 58 48,720
11.00% , 11/15/29 ................. 171 189,179
10.50% , 05/15/30 ................. 216 232,470
10.75% , 12/15/30 ................. 6 6,585
Lumen Technologies, Inc.
4.13% , 04/15/29 .................. 25 20,618
4.13% , 04/15/30 .................. 25 19,815
Windstream Escrow LLC
7.75% , 08/15/28 .................. 62 62,059
8.25% , 10/01/31 .................. 51 51,848

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc.
4.00% , 03/01/27 .................. USD 228 $ 203,933
6.13% , 03/01/28 .................. 95 78,850
2,331,103
Electric Utilities — 1.1%
NextEra Energy Capital Holdings, Inc.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75%,
06/15/54
(c)
..................... 85 91,723
NRG Energy, Inc., 7.00%, 03/15/33
(b)
...... 22 24,439
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 249 240,879
PG&E Corp.
4.25% , 12/01/27
(b) (d)
................ 81 87,723
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38% ,
03/15/55
(c)
.................... 50 52,444
497,208
Electrical Equipment — 0.2%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 109 105,348
Electronic Equipment, Instruments & Components — 0.5%
CDW LLC, 5.55%, 08/22/34 ........... 48 49,111
Insight Enterprises, Inc., 6.63%, 05/15/32
(b)
.. 33 34,445
Sensata Technologies, Inc.
(b)
4.38% , 02/15/30 .................. 92 87,921
3.75% , 02/15/31 .................. 18 16,480
Zebra Technologies Corp., 6.50%, 06/01/32
(b)
. 25 26,101
214,058
Entertainment — 0.3%
(b)
Cinemark USA, Inc., 7.00%, 08/01/32 ..... 23 24,011
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29 ...................... 48 43,090
Live Nation Entertainment, Inc.
4.75% , 10/15/27 .................. 26 25,632
3.75% , 01/15/28 .................. 24 23,062
Playtika Holding Corp., 4.25%, 03/15/29 .... 10 9,178
124,973
Financial Services — 4.1%
Block, Inc.
2.75% , 06/01/26 .................. 105 101,798
3.50% , 06/01/31 .................. 25 22,796
6.50% , 05/15/32
(b)
................. 411 427,982
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
224 240,363
Enact Holdings, Inc., 6.25%, 05/28/29 ..... 23 23,880
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(b)
........ 39 39,922
Nationstar Mortgage Holdings, Inc.
(b)
5.00% , 02/01/26 .................. 171 170,170
6.00% , 01/15/27 .................. 16 16,002
6.50% , 08/01/29 .................. 104 105,750
5.13% , 12/15/30 .................. 18 17,267
5.75% , 11/15/31 .................. 40 39,183
7.13% , 02/01/32 .................. 88 91,903
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... 51 56,144
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 .................. 62 66,112
7.13% , 11/15/30 .................. 58 60,055
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 .................. 116 111,369
3.88% , 03/01/31 .................. 46 42,354
4.00% , 10/15/33 .................. 8 7,146
Shift4 Payments LLC
(b)
4.63% , 11/01/26 .................. 47 46,516
Security
Par (000)
Par (000) Value
Financial Services (continued)
6.75% , 08/15/32 .................. USD 188 $ 196,279
1,882,991
Food Products — 1.4%
(b)
B&G Foods, Inc., 8.00%, 09/15/28 ....... 19 19,875
Chobani LLC
4.63% , 11/15/28 .................. 173 168,478
7.63% , 07/01/29 .................. 247 259,380
Darling Ingredients, Inc., 6.00%, 06/15/30 ... 118 119,123
Fiesta Purchaser, Inc.
7.88% , 03/01/31 .................. 27 28,643
9.63% , 09/15/32 .................. 28 28,984
624,483
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
..................... 16 14,917
Ground Transportation — 0.4%
(b)
Genesee & Wyoming, Inc., 6.25%, 04/15/32 . 117 120,317
GN Bondco LLC, 9.50%, 10/15/31 ....... 58 61,050
181,367
Health Care Equipment & Supplies — 1.9%
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 .................. 92 89,920
3.88% , 11/01/29 .................. 24 22,708
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
... 271 286,583
Medline Borrower LP
(b)
3.88% , 04/01/29 .................. 30 28,403
6.25% , 04/01/29 .................. 65 66,971
5.25% , 10/01/29 .................. 289 283,562
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
46 50,914
Teleflex, Inc.
4.63% , 11/15/27 .................. 3 2,958
4.25% , 06/01/28
(b)
................. 44 42,615
874,634
Health Care Providers & Services — 3.6%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29
(b)
3 2,857
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 115 112,463
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 .................. 54 53,140
6.00% , 01/15/29 .................. 157 152,414
5.25% , 05/15/30 .................. 124 114,118
4.75% , 02/15/31 .................. 55 48,347
10.88% , 01/15/32 ................. 139 153,176
Concentra Escrow Issuer Corp., 6.88%,
07/15/32
(b)
..................... 68 71,503
DaVita, Inc., 6.88%, 09/01/32
(b)
......... 46 47,520
Encompass Health Corp., 4.63%, 04/01/31 .. 18 17,236
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
28 28,233
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 63 60,886
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 .................. 42 46,242
11.00% , 10/15/30 ................. 121 136,535
10.00% , 06/01/32 ................. 57 62,664
Molina Healthcare, Inc.
(b)
4.38% , 06/15/28 .................. 30 29,165
3.88% , 11/15/30 .................. 10 9,289
3.88% , 05/15/32 .................. 8 7,317
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 56 53,206
Star Parent, Inc., 9.00%, 10/01/30
(b)
....... 185 198,612
Surgery Center Holdings, Inc., 7.25%,
04/15/32
(b)
..................... 123 128,384
Tenet Healthcare Corp., 6.75%, 05/15/31 ... 132 137,593
1,670,900

Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts LP, 5.50%, 04/15/35 .. USD 61 $ 61,884
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
... 25 25,166
87,050
Hotels, Restaurants & Leisure — 6.5%
1011778 BC ULC
(b)
4.38% , 01/15/28 .................. 139 135,041
6.13% , 06/15/29 .................. 66 67,898
5.63% , 09/15/29 .................. 52 52,751
4.00% , 10/15/30 .................. 62 57,173
Acushnet Co., 7.38%, 10/15/28
(b)
........ 7 7,379
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 112 107,669
Caesars Entertainment, Inc.
(b)
7.00% , 02/15/30 .................. 175 182,822
6.50% , 02/15/32 .................. 191 197,573
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 .................. 22 21,571
5.75% , 04/01/30 .................. 187 187,205
6.75% , 05/01/31 .................. 93 96,037
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 .................. 190 181,417
6.75% , 01/15/30 .................. 21 19,565
Hilton Domestic Operating Co., Inc.
5.88% , 04/01/29
(b)
................. 163 167,115
3.75% , 05/01/29
(b)
................. 13 12,322
4.88% , 01/15/30 .................. 52 51,310
3.63% , 02/15/32
(b)
................. 16 14,455
6.13% , 04/01/32
(b)
................. 59 60,751
5.88% , 03/15/33
(b)
................. 178 181,373
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 .................. 44 45,523
7.50% , 09/01/31 .................. 60 62,933
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
..................... 38 39,760
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
. 80 80,544
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
76 73,924
MGM China Holdings Ltd., 5.88%, 05/15/26
(b)
. 200 199,563
MGM Resorts International, 6.13%, 09/15/29 . 124 125,543
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 38 36,449
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 .................. 88 86,559
11.25% , 12/15/27 ................. 2 2,075
Six Flags Entertainment Corp.
(b)
7.25% , 05/15/31 .................. 126 130,501
6.63% , 05/01/32 .................. 22 22,783
Station Casinos LLC, 6.63%, 03/15/32
(b)
.... 42 42,934
Vail Resorts, Inc., 6.50%, 05/15/32
(b)
...... 76 79,414
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 71 68,488
Wynn Resorts Finance LLC
(b)
7.13% , 02/15/31 .................. 39 42,077
6.25% , 03/15/33 .................. 39 39,509
2,980,006
Household Durables — 0.8%
Ashton Woods USA LLC, 4.63%, 08/01/29
(b)
. 25 23,999
Beazer Homes USA, Inc., 7.50%, 03/15/31
(b)
. 19 19,715
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(b)
..................... 97 92,966
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(b)
78 78,074
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
26 27,475
Empire Communities Corp., 9.75%, 05/01/29
(b)
17 18,151
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(b)
..................... 40 44,491
LGI Homes, Inc., 8.75%, 12/15/28
(b)
....... 25 26,773
Security
Par (000)
Par (000) Value
Household Durables (continued)
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
USD 47 $ 49,521
TRI Pointe Homes, Inc., 5.25%, 06/01/27 ... 9 9,008
390,173
Household Products — 0.1%
(b)
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31 ...................... 13 13,049
Spectrum Brands, Inc.
3.38% , 06/01/29
(d)
................. 40 41,409
3.88% , 03/15/31 .................. 2 1,751
56,209
Independent Power and Renewable Electricity Producers — 1.6%
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 .................. 240 235,498
3.75% , 01/15/32 .................. 101 91,395
NextEra Energy Partners LP
(b)(d)
0.00% , 11/15/25
(e)
................. 127 118,618
2.50% , 06/15/26 .................. 32 30,079
TransAlta Corp., 7.75%, 11/15/29 ........ 238 251,392
726,982
Insurance — 7.8%
(b)
Acrisure LLC, 7.50%, 11/06/30 .......... 56 57,629
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 .................. 167 159,871
6.75% , 10/15/27 .................. 244 243,085
6.75% , 04/15/28 .................. 9 9,146
5.88% , 11/01/29 .................. 196 188,211
7.00% , 01/15/31 .................. 107 109,953
7.38% , 10/01/32 .................. 189 191,618
AmWINS Group, Inc.
6.38% , 02/15/29 .................. 31 31,756
4.88% , 06/30/29 .................. 33 31,644
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 200 206,702
AssuredPartners, Inc., 7.50%, 02/15/32 .... 83 85,304
Baldwin Insurance Group Holdings LLC, 7.13%,
05/15/31 ...................... 17 17,887
Howden UK Refinance plc
7.25% , 02/15/31 .................. 172 178,478
8.13% , 02/15/32 .................. 207 212,790
HUB International Ltd.
7.25% , 06/15/30 .................. 451 469,888
7.38% , 01/31/32 .................. 565 583,416
Jones Deslauriers Insurance Management, Inc.
8.50% , 03/15/30 .................. 118 126,249
10.50% , 12/15/30 ................. 93 101,136
Panther Escrow Issuer LLC, 7.13%, 06/01/31 . 381 399,634
Ryan Specialty LLC
4.38% , 02/01/30 .................. 27 26,020
5.88% , 08/01/32 .................. 41 41,683
USI, Inc., 7.50%, 01/15/32 ............ 99 102,559
3,574,659
IT Services — 0.5%
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
122 128,713
Twilio, Inc.
3.63% , 03/15/29 .................. 18 16,748
3.88% , 03/15/31 .................. 95 87,764
233,225
Life Sciences Tools & Services — 0.2%
(b)
Charles River Laboratories International, Inc.
4.25% , 05/01/28 .................. 32 31,121
4.00% , 03/15/31 .................. 14 12,906
Fortrea Holdings, Inc., 7.50%, 07/01/30 .... 34 34,223
78,250

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery — 1.3%
(b)
Manitowoc Co., Inc. (The), 9.25%, 10/01/31 .. USD 28 $ 28,700
Mueller Water Products, Inc., 4.00%, 06/15/29 43 41,016
Terex Corp.
5.00% , 05/15/29 .................. 63 61,491
6.25% , 10/15/32 .................. 47 47,000
TK Elevator Holdco GmbH, 7.63%, 07/15/28 . 200 201,276
TK Elevator US Newco, Inc., 5.25%, 07/15/27 200 197,842
577,325
Media — 4.5%
Cable One, Inc.
0.00% , 03/15/26
(d) (e)
................ 22 20,130
1.13% , 03/15/28
(d)
................. 160 128,741
4.00% , 11/15/30
(b)
................. 55 43,842
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 .................. 43 42,273
7.75% , 04/15/28 .................. 28 25,055
9.00% , 09/15/28 .................. 130 138,205
7.50% , 06/01/29 .................. 146 125,744
7.88% , 04/01/30 .................. 168 175,677
CSC Holdings LLC, 11.25%, 05/15/28
(b)
.... 200 193,063
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
.. 155 152,184
GCI LLC, 4.75%, 10/15/28
(b)
........... 8 7,682
Gray Television, Inc., 10.50%, 07/15/29
(b)
... 124 129,514
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
.. 90 88,160
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 .................. 105 104,401
4.25% , 01/15/29 .................. 18 17,139
4.63% , 03/15/30 .................. 79 75,065
7.38% , 02/15/31 .................. 58 61,914
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
.... 43 36,684
Sirius XM Radio, Inc.
(b)
3.13% , 09/01/26 .................. 97 93,718
5.00% , 08/01/27 .................. 54 53,124
4.00% , 07/15/28 .................. 12 11,321
Univision Communications, Inc.
(b)
6.63% , 06/01/27 .................. 96 96,117
8.00% , 08/15/28 .................. 152 155,415
8.50% , 07/31/31 .................. 82 82,183
2,057,351
Metals & Mining — 4.1%
(b)
Big River Steel LLC, 6.63%, 01/31/29 ..... 681 689,927
Constellium SE
5.63% , 06/15/28 .................. 250 249,463
3.75% , 04/15/29 .................. 250 233,465
First Quantum Minerals Ltd., 9.38%, 03/01/29 200 212,000
Novelis Corp.
3.25% , 11/15/26 .................. 392 378,269
4.75% , 01/30/30 .................. 18 17,451
3.88% , 08/15/31 .................. 108 98,730
1,879,305
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
(b)
Ladder Capital Finance Holdings LLLP, 7.00%,
07/15/31 ...................... 47 49,831
Starwood Property Trust, Inc.
4.38% , 01/15/27 .................. 9 8,771
7.25% , 04/01/29 .................. 36 37,748
6.00% , 04/15/30 .................. 18 18,007
114,357
Oil, Gas & Consumable Fuels — 0.2%
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 98 92,841
Security
Par (000)
Par (000) Value
Passenger Airlines — 0.6%
(b)
American Airlines, Inc., 8.50%, 05/15/29 .... USD 127 $ 134,749
United Airlines, Inc., 4.63%, 04/15/29 ...... 142 137,180
271,929
Personal Care Products — 0.3%
Coty, Inc., 6.63%, 07/15/30
(b)
........... 69 71,693
Perrigo Finance Unlimited Co., Series USD,
6.13%, 09/30/32 ................. 66 66,510
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
.... 17 15,570
153,773
Pharmaceuticals — 1.1%
1375209 BC Ltd., 9.00%, 01/30/28
(b)
...... 31 30,724
Bausch Health Cos., Inc.
(b)
6.13% , 02/01/27 .................. 39 35,224
5.75% , 08/15/27 .................. 5 4,248
11.00% , 09/30/28 ................. 52 48,490
Catalent Pharma Solutions, Inc.
(b)
5.00% , 07/15/27 .................. 37 36,817
3.13% , 02/15/29 .................. 106 104,124
3.50% , 04/01/30 .................. 25 24,591
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 .............. 211 202,362
486,580
Professional Services — 0.6%
(b)
CoreLogic, Inc., 4.50%, 05/01/28 ........ 189 178,378
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 104 103,559
281,937
Real Estate Management & Development — 0.8%
(b)
Anywhere Real Estate Group LLC, 7.00%,
04/15/30 ...................... 71 65,595
Cushman & Wakefield US Borrower LLC
6.75% , 05/15/28 .................. 154 155,397
8.88% , 09/01/31 .................. 72 78,609
Howard Hughes Corp. (The), 5.38%, 08/01/28 62 61,089
360,690
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... 34 33,089
Semiconductors & Semiconductor Equipment — 0.6%
(b)
Entegris, Inc., 4.75%, 04/15/29 ......... 195 192,163
MKS Instruments, Inc., 1.25%, 06/01/30
(d)
... 79 78,724
Synaptics, Inc., 4.00%, 06/15/29 ......... 24 22,734
293,621
Software — 8.8%
(b)
AthenaHealth Group, Inc., 6.50%, 02/15/30 .. 386 370,786
Camelot Finance SA, 4.50%, 11/01/26 ..... 29 28,578
Capstone Borrower, Inc., 8.00%, 06/15/30 ... 108 114,432
Central Parent LLC, 8.00%, 06/15/29 ...... 101 105,049
Central Parent, Inc., 7.25%, 06/15/29 ...... 113 115,555
Clarivate Science Holdings Corp.
3.88% , 07/01/28 .................. 253 242,797
4.88% , 07/01/29 .................. 200 192,368
Cloud Software Group, Inc.
6.50% , 03/31/29 .................. 560 557,181
9.00% , 09/30/29 .................. 462 470,136
8.25% , 06/30/32 .................. 399 417,074
Elastic NV, 4.13%, 07/15/29 ........... 102 95,295
Fair Isaac Corp., 4.00%, 06/15/28 ........ 127 122,883
Gen Digital, Inc., 6.75%, 09/30/27 ........ 68 69,868
McAfee Corp., 7.38%, 02/15/30 ......... 100 97,536
SS&C Technologies, Inc.
5.50% , 09/30/27 .................. 110 109,953
6.50% , 06/01/32 .................. 86 88,907

Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
UKG, Inc., 6.88%, 02/01/31 ............ USD 586 $ 605,514
Veritas US, Inc., 7.50%, 09/01/25 ........ 57 53,474
ZoomInfo Technologies LLC, 3.88%, 02/01/29 205 189,497
4,046,883
Specialized REITs — 0.7%
Iron Mountain, Inc.
(b)
5.25% , 07/15/30 .................. 3 2,962
5.63% , 07/15/32 .................. 164 163,579
SBA Communications Corp.
3.88% , 02/15/27 .................. 21 20,466
3.13% , 02/01/29 .................. 146 134,947
321,954
Specialty Retail — 1.1%
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 2 1,947
5.00% , 02/15/32
(b)
................. 14 13,276
Carvana Co.
(b)(f)
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 54 58,252
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 138 159,851
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
40 42,290
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
. 35 35,556
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 117 111,535
Staples, Inc., 10.75%, 09/01/29
(b)
........ 62 60,159
482,866
Technology Hardware, Storage & Peripherals — 0.6%
Seagate HDD Cayman
(b)
8.25% , 12/15/29 .................. 115 124,839
8.50% , 07/15/31 .................. 129 140,776
265,615
Textiles, Apparel & Luxury Goods — 0.3%
(b)
Crocs, Inc.
4.25% , 03/15/29 .................. 34 32,143
4.13% , 08/15/31 .................. 4 3,633
Hanesbrands, Inc.
4.88% , 05/15/26 .................. 23 22,798
9.00% , 02/15/31 .................. 2 2,159
Kontoor Brands, Inc., 4.13%, 11/15/29 ..... 23 21,711
Levi Strauss & Co., 3.50%, 03/01/31 ...... 54 48,943
S&S Holdings LLC, 8.38%, 10/01/31 ...... 17 17,117
148,504
Trading Companies & Distributors — 2.3%
(b)
Beacon Roofing Supply, Inc.
4.13% , 05/15/29 .................. 22 20,727
6.50% , 08/01/30 .................. 51 52,784
Boise Cascade Co., 4.88%, 07/01/30 ...... 61 58,833
Fortress Transportation & Infrastructure
Investors LLC
5.50% , 05/01/28 .................. 8 7,967
7.88% , 12/01/30 .................. 111 119,582
7.00% , 05/01/31 .................. 215 226,612
7.00% , 06/15/32 .................. 120 125,964
5.88% , 04/15/33 .................. 84 83,580
Foundation Building Materials, Inc., 6.00%,
03/01/29 ...................... 18 15,851
Herc Holdings, Inc.
5.50% , 07/15/27 .................. 99 98,878
6.63% , 06/15/29 .................. 53 54,896
Imola Merger Corp., 4.75%, 05/15/29 ...... 25 24,394
United Rentals North America, Inc., 6.13%,
03/15/34 ...................... 66 68,207
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
WESCO Distribution, Inc.
6.38% , 03/15/29 .................. USD 38 $ 39,258
6.63% , 03/15/32 .................. 44 45,831
1,043,364
Wireless Telecommunication Services — 0.4%
Connect Finco SARL, 9.00%, 09/15/29
(b)
.... 200 193,547
Total Corporate Bonds — 88 .8%
(Cost: $ 39,677,267 ) ............................... 40,739,628
Fixed Rate Loan Interests
Media — 0.5%
Clear Channel International BV, 1st Lien Term
Loan , 7.50%
,
08/12/27 .............. 216 214,380
Total Fixed Rate Loan Interests — 0 .5%
(Cost: $ 214,200 ) ................................. 214,380
Floating Rate Loan Interests
Air Freight & Logistics — 0.1%
Clue Opco LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 4.50%),
9.75%
,
12/19/30
(c)
................. 43 42,369
Automobile Components — 0.2%
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.85%
,
02/06/29
(c)
........... 75 72,000
Building Products — 0.2%
(c)
Cornerstone Building Brands Inc., 1st Lien Term
Loan C , (1-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.60%
,
05/15/31 ....... 17 16,782
Wilsonart LLC, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 4.25%), 8.81%
- 9.49%
,
08/05/31 ................. 63 62,265
79,047
Capital Markets — 0.1%
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.10% - 8.50%
,
05/31/31
(c)
54 54,554
Chemicals — 0.1%
(c)
Aruba Investments Holdings LLC, 2nd Lien
Term Loan , (1-mo. CME Term SOFR
at 0.75% Floor + 7.75%), 12.70% -
13.10%
,
11/24/28 ................. 12 11,450
Chemours Co. (The), 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.35% - 8.75%
,
08/18/28 ....... 39 39,380
50,830
Commercial Services & Supplies — 0.2%
(c)
Allied Universal Holdco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.70% - 9.10%
,
05/12/28 . 72 70,892
GFL Environmental, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.32% - 7.46%
,
07/03/31 ....... 15 14,650
85,542

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.0%
Mauser Packaging Solutions Holding Co.,
Facility 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.50%),
8.70%
,
04/15/27
(c)
................. USD 19 $ 18,534
Diversified Consumer Services — 0.5%
(c)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.85%
,
12/11/28 ............. 20 20,002
Ascend Learning LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.70% - 11.10%
,
12/10/29 ..... 29 28,021
Wand Newco 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.85% - 8.50%
,
01/30/31 ............ 158 158,190
206,213
Diversified Telecommunication Services — 0.7%
(c)
Frontier Communications Holdings LLC,
1st Lien Term Loan , (6-mo. CME Term
SOFR at 0.00% Floor + 3.50%), 8.71% -
8.76%
,
07/01/31 .................. 16 16,080
Level 3 Financing, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 11.41%
,
04/16/29 ............ 7 7,620
Level 3 Financing, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 11.41%
,
04/15/30 ............ 8 7,650
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.85% - 11.25%
,
06/01/28 ..... 8 7,978
Radiate HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.21% - 8.61%
,
09/25/26 ....... 159 136,297
Windstream Services LLC, 1st Lien Term Loan
B , 09/25/31
(g) (h)
................... 25 25,000
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
03/09/27
(g)
...................... 137 124,717
325,342
Entertainment — 0.0%
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.50%), 8.10% - 8.84%
,
11/13/29
(c)
.... 18 17,336
Financial Services — 0.2%
(c)
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan , 07/18/31
(g)
.............. 73 72,179
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.12%
,
12/18/28 .................. 32 22,857
95,036
Food Products — 0.1%
Chobani LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.75%), 8.60%
- 9.09%
,
10/25/27
(c)
................ 37 37,296
Ground Transportation — 0.1%
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.60% - 7.34%
,
04/10/31
(c)
...... 62 62,160
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.3%
(c)
Bausch & Lomb, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.27%
,
05/10/27 ............ USD 74 $ 73,804
Bausch + Lomb Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.85% - 9.25%
,
09/29/28 ....... 45 44,467
118,271
Health Care Providers & Services — 0.4%
(c)
Lifepoint Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.96% - 9.01%
,
05/19/31 ....... 35 34,947
Lifepoint Health, Inc., 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 10.05% , 11/16/28 .......... 13 13,199
05/16/31
(g)
...................... 41 40,749
Medline Borrower LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.10% - 7.74%
,
10/23/28 ....... 93 92,467
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.67% - 7.99%
,
12/19/30 . 5 5,132
186,494
Health Care Technology — 0.8%
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.50%
,
02/15/29
(c)
........... 353 350,800
Hotels, Restaurants & Leisure — 0.1%
1011778 BC Unlimited Liability Co., 1st
Lien Term Loan B5 , (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%), 6.60% -
7.00%
,
09/20/30
(c)
................. 62 61,160
Household Durables — 0.1%
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.96% - 9.36%
,
10/06/28
(c)
...... 71 58,482
Industrial Conglomerates — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.56% - 7.73%
,
08/04/31
(c)
...... 22 22,361
Insurance — 0.4%
(c)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , 09/19/31
(g)
.................. 25 24,851
AssuredPartners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.35% - 8.75%
,
02/14/31 ....... 59 59,419
Truist Insurance Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.85% - 8.59%
,
05/06/31 . 114 113,715
197,985
IT Services — 0.5%
(c)
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.85% - 8.59%
,
07/06/29 ............ 47 46,032
Fortress Intermediate 3, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.60% - 9.00%
,
06/27/31 . 135 134,663
Neptune Bidco US, Inc., 1st Lien Term Loan B ,
04/11/29
(g)
...................... 41 37,986

Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Project Alpha Intermediate Holding, Inc., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.50% Floor + 3.75%), 9.00%
,
10/28/30 .. USD 20 $ 19,907
238,588
Life Sciences Tools & Services — 0.2%
Star Parent, Inc., 1st Lien Term Loan ,
09/27/30
(c) (g)
..................... 98 95,497
Machinery — 0.4%
(c)
TK Elevator Midco GmbH, 1st Lien Term Loan
C , (6-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.59%
,
04/30/30 ............ 169 169,444
Wec US Holdings Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.60% - 8.00%
,
01/27/31 ....... 11 11,321
180,765
Media — 0.7%
(c)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 10.80%
,
08/15/28 ............ 185 137,967
Clear Channel Outdoor Holdings, Inc.,
1st Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 4.00%), 8.96% -
9.36%
,
08/23/28 .................. 146 145,144
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.17% - 7.71%
,
04/15/27 ....... 5 4,729
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 10.45% - 10.49%
,
05/23/29 ..... 30 28,684
Univision Communications, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.46% - 8.86%
,
01/23/29 . 15 15,057
331,581
Passenger Airlines — 0.0%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.29%
,
04/20/28
(c)
........... 1 906
Pharmaceuticals — 0.1%
(c)
Bausch Health Cos., Inc., 1st Lien Term Loan ,
02/01/27
(g)
...................... 53 51,133
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.46% - 7.74%
,
05/19/31 ............ 3 3,282
54,415
Professional Services — 0.0%
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.46% - 8.86%
,
06/02/28
(c)
........... 14 13,629
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC,
1st Lien Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%), 8.60% -
9.00%
,
01/31/30
(c)
................. 3 3,470
Security
Par (000)
Par (000) Value
Software — 1.5%
(c)
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.96% - 9.01%
,
07/30/31 ....... USD 200 $ 199,038
Boxer Parent Co., Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.98% - 11.01%
,
07/02/32 ..... 45 44,269
Cast & Crew LLC, Facility 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.60% - 9.00%
,
12/29/28 ....... 36 35,914
Cloud Software Group, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.10% - 9.84%
,
03/21/31 ....... 81 81,169
Cloud Software Group, Inc., Facility 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.60% -
9.34%
,
03/30/29 .................. 135 134,238
Genesys Cloud Services Holdings II LLC,
1st Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 3.75%), 8.71% -
9.11%
,
12/01/27 .................. 38 38,288
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.45% - 8.49%
,
03/01/29 ............ 36 36,093
Sabre GLBL, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.46% - 8.86%
,
12/17/27 ....... 7 6,286
Sabre GLBL, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.46% - 8.86%
,
12/17/27 ....... 11 9,930
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.55%
,
02/10/31 .................. 79 78,900
664,125
Specialty Retail — 0.1%
PetSmart, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%), 8.70%
- 9.10%
,
02/11/28
(c)
................ 32 32,138
Trading Companies & Distributors — 0.2%
Foundation Building Materials, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 4.00%), 9.25%
,
01/29/31
(c)
. 93 90,375
Total Floating Rate Loan Interests — 8 .4%
(Cost: $ 3,908,663 ) ............................... 3,847,301
Preferred Securities
Capital Trusts — 0.4%
Electric Utilities — 0.2%
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b) (c) (i)
................ 103 116,180
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b) (c) (i)
...................... 82 83,706
Total Preferred Securities — 0 .4%
(Cost: $ 184,883 ) ................................. 199,886
Total Long-Term Investments — 98.3%
(Cost: $ 44,072,975 ) ............................... 45,094,058

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.83%
(j) (k)
................... 897,178 $ 897,178
Total Short-Term Securities — 2 .0%
(Cost: $ 897,178 ) ................................. 897,178
Total Investments — 100 .3%
(Cost: $ 44,970,153 ) ............................... 45,991,236
Liabilities in Excess of Other Assets — (0.3) % ............. (140,357)
Net Assets — 100.0% ...............................
$ 45,850,879
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Convertible security.
(e)
Zero-coupon bond.
(f)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)
Perpetual security with no stated maturity date.
(j)
Affiliate of the Fund.
(k)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 84,681 $ 812,497
(a)
$ — $ — $ — $ 897,178 897,178 $ 47,737 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note .................................................... 6 12/31/24 $ 660 $ 1,398
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 1,398 $ — $ 1,398
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (18,933) $ — $ 10,288 $ — $ (8,645)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ 6,300 $ — $ 6,300
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 648,387
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 92,863 $ — $ — $ 92,863
Corporate Bonds ........................................ — 40,739,628 — 40,739,628
Fixed Rate Loan Interests ................................... — 214,380 — 214,380
Floating Rate Loan Interests
Air Freight & Logistics .................................... — 42,369 — 42,369
Automobile Components .................................. — 72,000 — 72,000

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable High Yield Bond Fund

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Building Products ....................................... $ — $ 79,047 $ — $ 79,047
Capital Markets ........................................ — 54,554 — 54,554
Chemicals ............................................ — 50,830 — 50,830
Commercial Services & Supplies ............................. — 85,542 — 85,542
Containers & Packaging .................................. — 18,534 — 18,534
Diversified Consumer Services .............................. — 206,213 — 206,213
Diversified Telecommunication Services ........................ — 300,342 25,000 325,342
Entertainment ......................................... — 17,336 — 17,336
Financial Services ...................................... — 95,036 — 95,036
Food Products ......................................... — 37,296 — 37,296
Ground Transportation ................................... — 62,160 — 62,160
Health Care Equipment & Supplies ........................... — 118,271 — 118,271
Health Care Providers & Services ............................ — 186,494 — 186,494
Health Care Technology .................................. — 350,800 — 350,800
Hotels, Restaurants & Leisure .............................. — 61,160 — 61,160
Household Durables ..................................... — 58,482 — 58,482
Industrial Conglomerates .................................. — 22,361 — 22,361
Insurance ............................................ — 197,985 — 197,985
IT Services ........................................... — 238,588 — 238,588
Life Sciences Tools & Services .............................. — 95,497 — 95,497
Machinery ............................................ — 180,765 — 180,765
Media ............................................... — 331,581 — 331,581
Passenger Airlines ...................................... — 906 — 906
Pharmaceuticals ....................................... — 54,415 — 54,415
Professional Services .................................... — 13,629 — 13,629
Real Estate Management & Development ....................... — 3,470 — 3,470
Software ............................................. — 664,125 — 664,125
Specialty Retail ........................................ — 32,138 — 32,138
Trading Companies & Distributors ............................ — 90,375 — 90,375
Preferred Securities ....................................... — 199,886 — 199,886
Short-Term Securities
Money Market Funds ...................................... 897,178 — — 897,178
$ 990,041 $ 44,976,195 $ 25,000 $ 45,991,236
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 1,398 $ — $ — $ 1,398
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
September 30, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 5.0%
(a)(b)
AGL Core CLO 4 Ltd., Series 2020-4A,
Class AR2, (3-mo. CME Term SOFR
at 1.38% Floor + 1.38%), 6.15%,
10/20/37 ................. USD 250 $ 250,082
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class BR2, (3-mo. CME
Term SOFR at 1.80% Floor +
2.06%), 7.33%, 10/27/34 ....... 250 250,997
Bridge Street CLO II Ltd., Series 2021-
1A, Class A1A, (3-mo. CME Term
SOFR at 1.23% Floor + 1.49%),
6.77%, 07/20/34 ............ 250 250,069
CIFC Funding Ltd., Series 2020-3A,
Class A1R, (3-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 6.67%,
10/20/34 ................. 250 250,097
Madison Park Funding XIX Ltd., Series
2015-19A, Class AR3, (3-mo.
CME Term SOFR at 1.60% Floor +
1.60%), 6.88%, 01/22/37 ....... 250 250,765
Neuberger Berman Loan Advisers CLO
35 Ltd., Series 2019-35A, Class CR,
(3-mo. CME Term SOFR at 2.30%
Floor + 2.30%), 7.58%, 01/19/33 . 250 251,184
Palmer Square CLO Ltd., Series 2021-
3A, Class A1, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%),
6.71%, 01/15/35 ............ 250 250,263
Pikes Peak CLO 8, Series 2021-8A,
Class B, (3-mo. CME Term SOFR
at 1.75% Floor + 2.01%), 7.29%,
07/20/34 ................. 250 251,096
Trimaran CAVU Ltd., Series 2021-2A,
Class D1, (3-mo. CME Term SOFR
at 3.25% Floor + 3.51%), 8.80%,
10/25/34 ................. 250 250,593
2,255,146
Ireland — 0.2%
Prodigy Finance DAC, Series 2021-1A,
Class A, (1-mo. CME Term SOFR
at 0.00% Floor + 1.36%), 6.22%,
07/25/51
(a) (b)
............... 96 95,242
United States — 5.4%
BDS LLC, Series 2024-FL13, Class A,
(1-mo. CME Term SOFR at 1.58%
Floor + 1.58%), 6.78%, 09/19/39
(a) (b)
100 99,749
Diameter Capital CLO 1 Ltd., Series
2021-1A, Class A1A, (3-mo. CME
Term SOFR at 1.50% Floor +
1.50%), 6.80%, 07/15/36
(a) (b)
.... 250 250,342
Home Partners of America Trust, Series
2021-2, Class F, 3.80%, 12/17/26
(a)
480 449,590
Legacy Mortgage Asset Trust, Series
2019-SL2, Class M, 4.25%,
02/25/59
(a) (b)
............... 220 204,678
Lendmark Funding Trust, Series 2022-
1A, Class A, 5.12%, 07/20/32
(a)
.. 100 100,237
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A, (1-mo.
CME Term SOFR at 0.36% Floor +
0.47%), 5.33%, 03/25/46
(b)
..... 119 95,768
Security
Par (000)
Par (000) Value
United States (continued)
MF1 LLC, Series 2023-FL12, Class A,
(1-mo. CME Term SOFR at 2.07%
Floor + 2.07%), 7.03%, 10/19/38
(a) (b)
USD 100 $ 100,250
Navient Private Education Loan Trust,
Series 2015-AA, Class A3, (1-mo.
CME Term SOFR at 0.00% Floor +
1.81%), 6.91%, 11/15/30
(a) (b)
.... 43 42,889
Navient Private Education Refi Loan
Trust, Series 2024-A, Class A,
5.66%, 10/15/72
(a)
........... 95 97,127
PRET LLC, Series 2021-NPL6, Class
A1, 2.49%, 07/25/51
(a) (c)
....... 127 126,713
Progress Residential Trust, Series
2021-SFR10, Class F, 4.61%,
12/17/40
(a)
................ 473 444,088
Ready Capital Mortgage Financing
LLC, Series 2023-FL11, Class A,
(1-mo. CME Term SOFR at 2.37%
Floor + 2.37%), 7.23%, 10/25/39
(a) (b)
29 28,856
Redwood Funding Trust, Series 2023-1,
Class A, 7.50%, 07/25/59
(a) (c)
.... 85 84,762
Regional Management Issuance Trust
(a)
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 13 12,619
Series 2021-1, Class A, 1.68%,
03/17/31 ............... 44 43,337
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 100 93,427
Sesac Finance LLC, Series 2019-1,
Class A2, 5.22%, 07/25/49
(a)
.... 48 47,286
SMB Private Education Loan Trust,
Series 2021-A, Class B, 2.31%,
01/15/53
(a)
................ 86 81,743
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(a)
... 30 30,982
2,434,443
Total Asset-Backed Securities — 10.6%
(Cost: $ 4,790,076 ) .............................. 4,784,831
Shares
Shares
Common Stocks
United States — 0.1%
Blackstone Mortgage Trust, Inc. , Class
A
(d)
..................... 1,198 22,774
Invitation Homes, Inc. ........... 307 10,825
33,599
Total Common Stocks — 0.1%
(Cost: $ 32,432 ) ................................ 33,599
Par (000)
Pa r (000)
Corporate Bonds
Belgium — 0.2%
KBC Group NV , (3-mo. EURIBOR +
0.72%), 0.38%
,
06/16/27
(b) (e)
.... EUR 100 106,884

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Canada — 0.4%
Algonquin Power & Utilities Corp. ,
5.37%
,
06/15/26
(c)
........... USD 30 $ 30,363
Canadian Pacific Railway Co. , 4.80%
,
08/01/45 ................. 15 14,372
Enbridge, Inc. , 5.70%
,
03/08/33 .... 39 41,104
Rogers Communications, Inc. , 5.30%
,
02/15/34 ................. 75 76,302
162,141
China — 0.1%
NXP BV
5.55% , 12/01/28 ............ 32 33,223
3.40% , 05/01/30 ............ 5 4,719
37,942
France — 1.7%
(e)
Banque Federative du Credit Mutuel SA
0.10% , 10/08/27 ............ EUR 100 102,862
4.13% , 09/18/30 ............ 200 235,109
BNP Paribas SA
(b)
(3-mo. EURIBOR + 0.80%), 0.38% ,
10/14/27 ............... 100 105,469
(3-mo. EURIBOR + 1.60%), 4.75% ,
11/13/32 ............... 100 119,478
Elis SA , 3.75%
,
03/21/30 ........ 100 112,238
Engie SA , 1.75%
,
03/27/28 ....... 100 107,209
782,365
Germany — 1.2%
Deutsche Bank AG , (1-day SOFR +
5.44%), 5.88%
,
07/08/31
(b)
..... USD 200 205,366
E.ON SE , 1.00%
,
10/07/25
(e)
...... EUR 100 109,212
Eurogrid GmbH , 3.92%
,
02/01/34
(e)
.. 100 114,383
Sartorius Finance BV , 4.50%
,
09/14/32
(e)
................ 100 117,394
546,355
Italy — 0.5%
(e)
Iren SpA , 1.95%
,
09/19/25 ....... 100 110,135
Snam SpA , 3.38%
,
02/19/28 ...... 100 112,903
223,038
Spain — 0.5%
(b)(e)
Banco de Sabadell SA , (1-Year EUR
Swap Annual + 1.60%), 4.00%
,
01/15/30 ................. 100 115,276
CaixaBank SA , (3-mo. EURIBOR +
0.85%), 0.38%
,
11/18/26 ....... 100 107,807
223,083
Switzerland — 0.7%
UBS AG
(e)
0.45% , 05/19/25 ............ 100 109,348
0.01% , 06/29/26 ............ 200 212,508
321,856
United Kingdom — 0.3%
RELX Capital, Inc. , 3.00%
,
05/22/30 . USD 13 12,171
SSE plc , 0.88%
,
09/06/25
(e)
....... EUR 100 109,233
121,404
United States — 27.9%
AbbVie, Inc.
5.05% , 03/15/34 ............ USD 121 126,387
4.55% , 03/15/35 ............ 30 30,008
4.70% , 05/14/45 ............ 31 29,998
5.40% , 03/15/54 ............ 15 15,905
Security
Par (000)
Par (000) Value
United States (continued)
Advanced Micro Devices, Inc. , 4.39%
,
06/01/52 ................. USD 32 $ 29,788
AEP Texas, Inc.
3.95% , 06/01/28 ............ 51 50,329
5.25% , 05/15/52 ............ 22 21,494
Agilent Technologies, Inc. , 3.05%
,
09/22/26 ................. 37 36,117
American Express Co. , (1-day SOFR +
0.93%), 5.04%
,
07/26/28
(b)
..... 25 25,543
American International Group, Inc. ,
4.75%
,
04/01/48 ............ 8 7,583
American Tower Corp.
3.80% , 08/15/29 ............ 355 345,387
2.10% , 06/15/30 ............ 30 26,422
Amgen, Inc.
4.05% , 08/18/29 ............ 18 17,873
4.40% , 02/22/62 ............ 30 25,675
5.75% , 03/02/63 ............ 66 69,665
Associated Banc-Corp. , (1-day SOFR +
3.03%), 6.46%
,
08/29/30
(b)
..... 20 20,561
AT&T, Inc.
5.25% , 03/01/37 ............ 4 4,123
4.75% , 05/15/46 ............ 59 55,207
4.50% , 03/09/48 ............ 64 56,747
3.50% , 09/15/53 ............ 20 14,694
3.80% , 12/01/57 ............ 30 22,714
3.65% , 09/15/59 ............ 134 97,225
Baltimore Gas & Electric Co.
3.50% , 08/15/46 ............ 14 10,986
5.40% , 06/01/53 ............ 42 43,521
Bank of America Corp.
(b)
(1-day SOFR + 1.99%), 6.20% ,
11/10/28 ............... 50 52,778
(1-day SOFR + 1.57%), 5.82% ,
09/15/29 ............... 50 52,619
(3-mo. CME Term SOFR + 1.25%),
2.50% , 02/13/31 .......... 23 20,851
(1-day SOFR + 1.65%), 5.47% ,
01/23/35 ............... 29 30,496
(1-day SOFR + 1.93%), 2.68% ,
06/19/41 ............... 20 15,038
(3-mo. CME Term SOFR + 3.41%),
4.08% , 03/20/51 .......... 40 34,749
(1-day SOFR + 1.56%), 2.97% ,
07/21/52 ............... 16 11,356
Becton Dickinson & Co. , 4.67%
,
06/06/47 ................. 12 11,155
Berry Global, Inc. , 1.65%
,
01/15/27 .. 101 94,816
Blackstone Secured Lending Fund ,
5.88%
,
11/15/27 ............ 11 11,185
Bristol-Myers Squibb Co.
5.10% , 02/22/31 ............ 15 15,707
6.25% , 11/15/53 ............ 11 12,742
Broadcom, Inc.
4.30% , 11/15/32 ............ 30 29,467
2.60% , 02/15/33
(a)
........... 106 90,868
3.42% , 04/15/33
(a)
........... 38 34,527
Burlington Northern Santa Fe LLC
5.40% , 06/01/41 ............ 15 15,734
3.30% , 09/15/51 ............ 18 13,616
5.20% , 04/15/54 ............ 47 48,584
5.50% , 03/15/55 ............ 10 10,786
Cameron LNG LLC , 3.30%
,
01/15/35
(a)
209 180,368

Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CenterPoint Energy Houston Electric
LLC
Series AE , 2.35% , 04/01/31 ..... USD 10 $ 8,788
Series AF , 3.35% , 04/01/51 ..... 15 11,156
Charter Communications Operating
LLC , 4.80%
,
03/01/50 ......... 94 71,964
Citigroup, Inc.
(b)
(3-mo. CME Term SOFR + 1.41%),
3.52% , 10/27/28 .......... 5 4,881
(1-day SOFR + 1.36%), 5.17% ,
02/13/30 ............... 10 10,272
(1-day SOFR + 1.18%), 2.52% ,
11/03/32 ............... 85 73,773
(1-day SOFR + 1.35%), 3.06% ,
01/25/33 ............... 5 4,466
(1-day SOFR + 2.09%), 4.91% ,
05/24/33 ............... 39 39,311
(1-day SOFR + 1.45%), 5.45% ,
06/11/35 ............... 70 73,011
CNH Industrial Capital LLC
3.95% , 05/23/25 ............ 350 347,679
5.45% , 10/14/25 ............ 71 71,665
Coca-Cola Co. (The) , 5.40%
,
05/13/64 14 14,984
Comcast Corp.
3.25% , 09/26/32 ............ EUR 100 111,897
4.65% , 02/15/33 ............ USD 30 30,429
2.94% , 11/01/56 ............ 32 20,914
2.99% , 11/01/63 ............ 41 26,007
5.50% , 05/15/64 ............ 12 12,408
Crown Castle, Inc.
3.10% , 11/15/29 ............ 321 300,387
2.25% , 01/15/31 ............ 25 21,678
CVS Health Corp.
4.78% , 03/25/38 ............ 43 40,571
5.05% , 03/25/48 ............ 18 16,429
Deere & Co. , 3.75%
,
04/15/50 ..... 9 7,666
Dell International LLC , 4.90%
,
10/01/26 92 92,954
Edison International
5.75% , 06/15/27 ............ 58 59,855
5.25% , 11/15/28 ............ 30 30,823
6.95% , 11/15/29 ............ 46 50,703
Elevance Health, Inc.
4.55% , 03/01/48 ............ 29 26,155
5.13% , 02/15/53 ............ 5 4,906
Eli Lilly & Co.
4.88% , 02/27/53 ............ 5 5,006
5.20% , 08/14/64 ............ 5 5,160
Equinix, Inc.
3.20% , 11/18/29 ............ 294 277,506
2.15% , 07/15/30 ............ 6 5,303
3.90% , 04/15/32 ............ 70 67,029
Eversource Energy , 5.45%
,
03/01/28 55 57,021
Extra Space Storage LP
5.50% , 07/01/30 ............ 10 10,454
2.35% , 03/15/32 ............ 2 1,688
FactSet Research Systems, Inc. ,
3.45%
,
03/01/32 ............ 8 7,299
FirstEnergy Transmission LLC , 4.55%
,
04/01/49
(a)
................ 114 102,538
Florida Power & Light Co. , 5.60%
,
06/15/54 ................. 15 16,358
Gartner, Inc. , 4.50%
,
07/01/28
(a)
.... 420 415,699
GATX Corp. , 6.05%
,
06/05/54 ..... 5 5,406
General Motors Financial Co., Inc.
2.75% , 06/20/25 ............ 80 78,715
Security
Par (000)
Par (000) Value
United States (continued)
5.85% , 04/06/30 ............ USD 2 $ 2,084
5.75% , 02/08/31 ............ 48 49,629
5.60% , 06/18/31 ............ 15 15,402
6.40% , 01/09/33 ............ 8 8,531
6.10% , 01/07/34 ............ 11 11,456
Gilead Sciences, Inc.
1.65% , 10/01/30 ............ 40 34,535
4.00% , 09/01/36 ............ 14 13,162
2.60% , 10/01/40 ............ 25 18,711
4.80% , 04/01/44 ............ 58 56,028
Global Payments, Inc.
5.30% , 08/15/29 ............ 14 14,391
2.90% , 05/15/30 ............ 16 14,573
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 1.11%), 2.64% ,
02/24/28
(b)
.............. 4 3,845
(1-day SOFR + 1.85%), 3.62% ,
03/15/28
(b)
.............. 4 3,935
(3-mo. CME Term SOFR + 1.42%),
3.81% , 04/23/29
(b)
......... 96 94,118
3.80% , 03/15/30 ............ 96 93,392
(1-day SOFR + 1.27%), 5.73% ,
04/25/30
(b)
.............. 70 73,567
(1-day SOFR + 1.21%), 5.05% ,
07/23/30
(b)
.............. 53 54,382
(1-day SOFR + 1.25%), 2.38% ,
07/21/32
(b)
.............. 51 44,230
(1-day SOFR + 1.26%), 2.65% ,
10/21/32
(b)
.............. 108 94,886
(1-day SOFR + 1.95%), 6.56% ,
10/24/34
(b)
.............. 70 79,029
(1-day SOFR + 1.55%), 5.85% ,
04/25/35
(b)
.............. 51 54,799
(1-day SOFR + 1.55%), 5.33% ,
07/23/35
(b)
.............. 85 88,050
(3-mo. CME Term SOFR + 1.69%),
4.41% , 04/23/39
(b)
......... 6 5,657
6.25% , 02/01/41 ............ 3 3,410
(1-day SOFR + 1.51%), 3.21% ,
04/22/42
(b)
.............. 6 4,784
(1-day SOFR + 1.47%), 2.91% ,
07/21/42
(b)
.............. 1 760
HCA, Inc.
3.50% , 09/01/30 ............ 184 173,397
5.45% , 04/01/31 ............ 104 108,358
5.50% , 06/15/47 ............ 35 34,786
Hewlett Packard Enterprise Co.
5.90% , 10/01/24 ............ 130 130,000
5.25% , 07/01/28 ............ 5 5,155
Home Depot, Inc. (The)
4.95% , 09/15/52 ............ 5 4,988
5.30% , 06/25/54 ............ 5 5,255
5.40% , 06/25/64 ............ 5 5,294
Humana, Inc. , 5.50%
,
03/15/53 .... 15 14,809
Ingersoll Rand, Inc. , 5.31%
,
06/15/31 4 4,182
Invitation Homes Operating Partnership
LP
5.45% , 08/15/30 ............ 5 5,211
2.00% , 08/15/31 ............ 2 1,679
JPMorgan Chase & Co.
(b)
(1-day SOFR + 1.33%), 6.07% ,
10/22/27 ............... 53 54,929
(3-mo. CME Term SOFR + 1.52%),
4.20% , 07/23/29 .......... 4 3,985

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 1.13%), 5.00% ,
07/22/30 ............... USD 172 $ 176,855
(3-mo. CME Term SOFR + 3.79%),
4.49% , 03/24/31 .......... 136 136,729
(1-day SOFR + 1.81%), 6.25% ,
10/23/34 ............... 44 48,936
(1-day SOFR + 1.62%), 5.34% ,
01/23/35 ............... 15 15,679
(1-day SOFR + 1.49%), 5.77% ,
04/22/35 ............... 55 59,269
(1-day SOFR + 1.46%), 5.29% ,
07/22/35 ............... 37 38,589
(3-mo. CME Term SOFR + 1.64%),
3.96% , 11/15/48 .......... 5 4,318
(1-day SOFR + 2.44%), 3.11% ,
04/22/51 ............... 5 3,694
(1-day SOFR + 1.58%), 3.33% ,
04/22/52 ............... 38 29,295
Juniper Networks, Inc. , 3.75%
,
08/15/29 ................. 16 15,427
KLA Corp.
3.30% , 03/01/50 ............ 48 36,310
4.95% , 07/15/52 ............ 6 5,962
Lam Research Corp. , 3.13%
,
06/15/60 8 5,522
Lowe's Cos., Inc.
2.80% , 09/15/41 ............ 72 52,867
5.63% , 04/15/53 ............ 74 77,024
Marriott International, Inc.
5.30% , 05/15/34 ............ 81 83,465
5.35% , 03/15/35 ............ 30 30,747
Marsh & McLennan Cos., Inc. , 5.45%
,
03/15/53 ................. 11 11,438
Meta Platforms, Inc. , 5.75%
,
05/15/63 104 113,997
MidAmerican Energy Co. , 5.85%
,
09/15/54 ................. 109 121,394
Moody's Corp. , 3.25%
,
01/15/28 .... 39 38,124
Morgan Stanley
(b)
(1-day SOFR + 0.88%), 1.59% ,
05/04/27 ............... 319 305,247
(1-day SOFR + 1.01%), 5.65% ,
04/13/28 ............... 75 77,426
(1-day SOFR + 1.63%), 5.45% ,
07/20/29 ............... 167 173,529
(1-day SOFR + 1.22%), 5.04% ,
07/19/30 ............... 90 92,486
(1-day SOFR + 3.12%), 3.62% ,
04/01/31 ............... 187 179,551
(1-day SOFR + 1.58%), 5.83% ,
04/19/35 ............... 73 78,413
(1-day SOFR + 1.56%), 5.32% ,
07/19/35 ............... 136 141,226
Motorola Solutions, Inc. , 5.60%
,
06/01/32 ................. 18 19,031
MSCI, Inc. , 4.00%
,
11/15/29
(a)
..... 223 216,340
MSD Netherlands Capital BV , 3.50%
,
05/30/37 ................. EUR 100 112,832
National Grid North America, Inc. ,
4.67%
,
09/12/33
(e)
........... 100 119,333
Newmont Corp.
2.80% , 10/01/29 ............ USD 21 19,692
3.25% , 05/13/30 ............ 100 94,545
NIKE, Inc. , 3.38%
,
03/27/50 ....... 6 4,732
NNN REIT, Inc. , 3.50%
,
04/15/51 ... 6 4,428
Norfolk Southern Corp.
4.15% , 02/28/48 ............ 33 28,501
Security
Par (000)
Par (000) Value
United States (continued)
5.35% , 08/01/54 ............ USD 57 $ 58,561
Northern States Power Co.
4.50% , 06/01/52 ............ 10 9,187
5.40% , 03/15/54 ............ 8 8,448
Ohio Power Co.
Series P , 2.60% , 04/01/30 ...... 5 4,543
Series Q , 1.63% , 01/15/31 ..... 20 16,789
5.00% , 06/01/33 ............ 13 13,226
Series R , 2.90% , 10/01/51 ..... 37 24,319
Omnicom Group, Inc. , 3.60%
,
04/15/26 82 81,034
ONE Gas, Inc. , 5.10%
,
04/01/29 .... 19 19,681
Oracle Corp.
4.00% , 07/15/46 ............ 45 37,329
4.00% , 11/15/47 ............ 4 3,284
3.60% , 04/01/50 ............ 38 28,930
5.55% , 02/06/53 ............ 12 12,280
4.38% , 05/15/55 ............ 62 52,917
5.50% , 09/27/64 ............ 17 16,935
Otis Worldwide Corp. , 5.25%
,
08/16/28 62 64,246
Owens Corning , 3.95%
,
08/15/29 ... 33 32,250
Pacific Gas & Electric Co.
4.95% , 07/01/50 ............ 45 40,922
3.50% , 08/01/50 ............ 123 89,075
6.75% , 01/15/53 ............ 11 12,542
5.90% , 10/01/54 ............ 10 10,357
Paramount Global
3.38% , 02/15/28 ............ 3 2,825
5.85% , 09/01/43 ............ 9 7,849
5.25% , 04/01/44 ............ 5 3,983
4.90% , 08/15/44 ............ 3 2,306
4.60% , 01/15/45 ............ 2 1,476
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.00%), 6.38% , 03/30/62
(b)
... 3 2,775
PECO Energy Co.
3.90% , 03/01/48 ............ 7 5,873
2.85% , 09/15/51 ............ 29 19,645
4.60% , 05/15/52 ............ 26 24,181
5.25% , 09/15/54 ............ 5 5,168
Pfizer Investment Enterprises Pte. Ltd.
4.75% , 05/19/33 ............ 23 23,444
5.30% , 05/19/53 ............ 39 40,343
PG&E Corp. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.88%), 7.38%
,
03/15/55
(b)
................ 15 15,733
Piedmont Natural Gas Co., Inc. , 2.50%
,
03/15/31 ................. 11 9,706
Prologis Targeted US Logistics Fund
LP , 5.25%
,
01/15/35
(a)
......... 10 10,227
Public Service Co. of New Hampshire ,
5.15%
,
01/15/53 ............ 7 7,031
Public Service Electric & Gas Co.
3.70% , 05/01/28 ............ 63 62,188
5.45% , 08/01/53 ............ 5 5,300
Realty Income Corp. , 5.38%
,
09/01/54 5 5,090
Republic Services, Inc. , 3.95%
,
05/15/28 ................. 7 6,962
RPM International, Inc. , 2.95%
,
01/15/32 ................. 5 4,431
Ryder System, Inc. , 4.30%
,
06/15/27 9 9,001
San Diego Gas & Electric Co.
4.15% , 05/15/48 ............ 6 5,134
5.35% , 04/01/53 ............ 8 8,211

Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
5.55% , 04/15/54 ............ USD 2 $ 2,114
Solventum Corp.
(a)
5.45% , 02/25/27 ............ 21 21,434
6.00% , 05/15/64 ............ 33 34,077
Southern California Edison Co.
5.30% , 03/01/28 ............ 95 98,266
5.65% , 10/01/28 ............ 10 10,508
2.85% , 08/01/29 ............ 18 16,900
2.25% , 06/01/30 ............ 82 73,264
5.45% , 06/01/31 ............ 46 48,673
5.95% , 11/01/32 ............ 75 81,625
Spire Missouri, Inc. , 3.30%
,
06/01/51 6 4,337
Sprint LLC
7.63% , 02/15/25 ............ 561 562,761
7.63% , 03/01/26 ............ 368 380,126
Texas Instruments, Inc.
4.15% , 05/15/48 ............ 5 4,457
5.00% , 03/14/53 ............ 12 12,094
Thermo Fisher Scientific, Inc. , 4.95%
,
11/21/32 .................. 25 26,034
T-Mobile USA, Inc.
4.75% , 02/01/28 ............ 576 576,574
3.88% , 04/15/30 ............ 11 10,697
3.50% , 04/15/31 ............ 15 14,114
5.20% , 01/15/33 ............ 41 42,487
5.05% , 07/15/33 ............ 56 57,400
Toyota Motor Credit Corp. , 4.55%
,
08/09/29 ................. 20 20,321
Uber Technologies, Inc.
4.80% , 09/15/34 ............ 10 9,986
5.35% , 09/15/54 ............ 5 4,959
Union Electric Co. , 2.63%
,
03/15/51 . 15 9,730
Union Pacific Corp.
3.84% , 03/20/60 ............ 3 2,397
3.55% , 05/20/61 ............ 40 29,626
United Airlines Pass-Through Trust ,
Series 2024-1 , Class A , 5.88%
,
02/15/37 ................. 26 26,786
UnitedHealth Group, Inc.
4.25% , 04/15/47 ............ 48 42,472
5.88% , 02/15/53 ............ 4 4,428
6.05% , 02/15/63 ............ 23 26,040
5.50% , 04/15/64 ............ 5 5,228
5.75% , 07/15/64 ............ 15 16,192
Verizon Communications, Inc.
2.55% , 03/21/31 ............ 50 44,646
2.36% , 03/15/32 ............ 200 172,308
5.05% , 05/09/33 ............ 52 53,668
5.25% , 03/16/37 ............ 25 25,994
Waste Management, Inc.
4.15% , 04/15/32 ............ 39 38,677
4.88% , 02/15/34 ............ 11 11,345
Wells Fargo & Co.
(b)
(1-day SOFR + 1.99%), 5.56% ,
07/25/34 ............... 61 63,999
(1-day SOFR + 1.78%), 5.50% ,
01/23/35 ............... 45 47,173
(1-day SOFR + 2.53%), 3.07% ,
04/30/41 ............... 6 4,732
(3-mo. CME Term SOFR + 4.50%),
5.01% , 04/04/51 .......... 6 5,883
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 2.13%), 4.61% ,
04/25/53 ............... USD 63 $ 58,230
12,603,134
Total Corporate Bonds — 33.5%
(Cost: $ 14,763,103 ) .............................. 15,128,202
Foreign Agency Obligations
France — 0.3%
Electricite de France SA , 3.75%
,
06/05/27
(e)
................ EUR 100 113,797
Italy — 0.2%
ACEA SpA , 0.00%
,
09/28/25
(e)
..... 100 108,062
Supranational — 0.7%
European Union
(e)
2.50% , 10/04/52 ............ 170 161,381
Series NGEU , 3.00% , 03/04/53 .. 137 143,421
304,802
Total Foreign Agency Obligations — 1.2%
(Cost: $ 493,362 ) ................................ 526,661
Foreign Government Obligations
Belgium — 0.4%
Kingdom of Belgium , 3.30%
,
06/22/54
(a) (e)
............... 180 195,991
Brazil — 0.7%
Federative Republic of Brazil
10.00% , 01/01/29 ........... BRL —
(f)
51,035
10.00% , 01/01/35 ........... 2 255,755
Notas do Tesouro Nacional , 10.00%
,
01/01/33 ................. —
(f)
32,548
339,338
France — 0.2%
French Republic , 3.00%
,
05/25/54
(a) (e)
EUR 93 93,372
Germany — 0.5%
Federal Republic of Germany , 2.60%
,
08/15/34
(e)
................ 190 220,290
Japan — 0.3%
Japan Government Bond , 1.80%
,
03/20/54 ................. JPY 18,700 121,797
Mexico — 1.1%
United Mexican States
8.50% , 03/01/29 ............ MXN 10 49,523
8.50% , 05/31/29 ............ 20 99,074
2.66% , 05/24/31 ............ USD 200 171,562
7.75% , 11/23/34 ............ MXN 38 170,583
490,742
Panama — 0.4%
Republic of Panama , 3.88%
,
03/17/28 USD 200 192,500
Peru — 0.1%
Republic of Peru , 3.55%
,
03/10/51 .. 35 26,551
United Kingdom — 0.6%
U.K. Treasury Bonds , 4.38%
,
07/31/54
(e)
................ GBP 218 281,371

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Uruguay — 0.1%
Oriental Republic of Uruguay , 5.10%
,
06/18/50 ................. USD 25 $ 24,912
Total Foreign Government Obligations — 4.4%
(Cost: $ 2,069,168 ) .............................. 1,986,864
Shares
Shares
Investment Companies
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(g)
.......... 3,695 345,778
Total Investment Companies — 0.8%
(Cost: $ 342,231 ) ................................ 345,778
Par (000)
Pa r (000)
Municipal Bonds
California - 0 .3%
Bay Area Toll Authority , Series 2010S-1 ,
RB , 7.04% , 04/01/50 ......... 20 24,737
Los Angeles Community College
District , Series 2010E , GO ,
6.60% , 08/01/42 ............ 5 5,864
State of California , Series 2018 , GO ,
4.60% , 04/01/38 ............ 70 69,672
University of California , Series 2012AD ,
RB , 4.86% , 05/15/2112 ........ 15 14,032
114,305
Illinois - 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 ............ 38 38,154
New Jersey - 0 .0%
New Jersey Turnpike Authority , Series
2009F , RB , 7.41% , 01/01/40 .... 8 9,830
New York - 0 .0%
Metropolitan Transportation Authority ,
Series 2010A , RB , 6.67% , 11/15/39 10 11,266
New York City Municipal Water Finance
Authority , Series 2010EE , RB ,
6.01% , 06/15/42 ............ 5 5,490
Port Authority of New York & New
Jersey , Series 2011-168 , RB ,
4.93% , 10/01/51 ............ 15 14,901
31,657
Ohio - 0 .0%
American Municipal Power, Inc. , Series
2010A , RB , 8.08% , 02/15/50 .... 10 13,643
Texas - 0 .1%
City of San Antonio Electric & Gas
Systems , Series 2010A , RB ,
5.81% , 02/01/41 ............ 10 10,715
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 ............ 15 16,163
26,878
Total Municipal Bonds — 0.5%
(Cost: $ 280,179 ) ................................ 234,467
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1 .3%
United States — 1.3%
Alternative Loan Trust
(b)
Series 2006-OA6, Class 1A1A, (1-
mo. CME Term SOFR at 0.42%
Floor + 0.53%), 5.39%, 07/25/46 USD 15 $ 13,613
Series 2006-OC10, Class 2A3, (1-
mo. CME Term SOFR at 0.46%
Floor + 0.57%), 5.43%, 11/25/36 189 160,467
AOMT, Series 2024-6, Class A3,
4.65%, 11/25/67
(a) (c)
.......... 49 47,902
CFMT LLC, Series 2024-HB15, Class
M2, 4.00%, 08/25/34
(a) (b)
....... 100 93,968
RFMSI Trust, Series 2007-SA4, Class
3A1, 6.00%, 10/25/37
(b)
........ 120 76,652
TVC Mortgage Trust, Series 2023-
RTL1, Class A1, 8.25%, 11/25/27
(a) (c)
100 101,458
Verus Securitization Trust, Series 2021-
3, Class B1, 3.20%, 06/25/66
(a) (b)
. 100 74,921
568,981
Commercial Mortgage-Backed Securities — 5 .7%
Cayman Islands — 0.2%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10,
Class G, (1-mo. CME Term SOFR
at 4.22% Floor + 4.22%), 9.32%,
12/15/34
(a) (b)
............... 125 118,335
United States — 5.5%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2,
3.90%, 08/10/35
(a)
........... 250 245,465
ARES Commercial Mortgage Trust,
Series 2024-IND, Class A, (1-mo.
CME Term SOFR at 1.69% Floor +
1.69%), 6.79%, 07/15/41
(a) (b)
.... 22 22,027
ARES1, Series 2024-IND2, Class A,
(1-mo. CME Term SOFR at 1.44%
Floor + 1.44%), 6.29%, 10/15/34
(a) (b)
30 29,925
BAMLL Trust, Series 2024-BHP,
Class A, (1-mo. CME Term SOFR
at 2.35% Floor + 2.35%), 7.45%,
08/15/39
(a) (b)
............... 10 10,034
BANK, Series 2022-BNK41, Class A4,
3.92%, 04/15/65
(b)
........... 80 76,197
BANK5 Trust, Series 2024-5YR6, Class
A3, 6.23%, 05/15/57 ......... 18 19,160
BBCMS Mortgage Trust, Series 2018-
TALL, Class B, (1-mo. CME Term
SOFR at 1.12% Floor + 1.17%),
6.27%, 03/15/37
(a) (b)
.......... 25 22,875
BMO Mortgage Trust, Series 2024-5C5,
Class A3, 5.86%, 02/15/57 ..... 17 17,901
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 8.49%, 06/15/41
(a) (b)
10 9,850
BSST Mortgage Trust, Series 2021-
SSCP, Class A, (1-mo. CME Term
SOFR at 0.75% Floor + 0.86%),
5.96%, 04/15/36
(a) (b)
.......... 29 28,654
BX Commercial Mortgage Trust
(a)(b)
Series 2020-VKNG, Class A, (1-mo.
CME Term SOFR at 0.93% Floor
+ 1.04%), 6.14%, 10/15/37 ... 111 110,809

Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-CSMO, Class B, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 8.24%, 06/15/27 ... USD 40 $ 40,175
Series 2022-LP2, Class A, (1-mo.
CME Term SOFR at 1.01% Floor
+ 1.01%), 6.11%, 02/15/39 ... 46 45,298
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 6.64%, 05/15/34 ... 104 103,967
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 6.74%, 05/15/41 ... 95 94,714
BX Trust
(a)(b)
Series 2021-ARIA, Class C, (1-mo.
CME Term SOFR at 1.65% Floor
+ 1.76%), 6.86%, 10/15/36 ... 20 19,831
Series 2021-MFM1, Class C, (1-mo.
CME Term SOFR at 1.20% Floor
+ 1.31%), 6.41%, 01/15/34 ... 10 10,402
Series 2022-IND, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 6.59%, 04/15/37 ... 43 43,392
Series 2024-VLT4, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 6.59%, 07/15/29 ... 30 30,000
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 7.99%, 07/15/29 ... 10 9,975
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 9.03%, 07/15/29 ... 30 29,700
BXP Trust, Series 2017-GM, Class D,
3.54%, 06/13/39
(a) (b)
.......... 45 41,949
Commercial Mortgage Trust
(a)(b)
Series 2013-300P, Class D, 4.54%,
08/10/30 ............... 25 20,902
Series 2024-WCL1, Class A, (1-mo.
CME Term SOFR at 1.84% Floor
+ 1.84%), 6.92%, 06/15/41 ... 11 10,955
Series 2024-WCL1, Class B, (1-mo.
CME Term SOFR at 2.59% Floor
+ 2.59%), 7.67%, 06/15/41 ... 10 9,947
Series 2024-WCL1, Class E, (1-mo.
CME Term SOFR at 4.49% Floor
+ 4.49%), 9.57%, 06/15/41 ... 10 9,951
CONE Trust
(a)(b)
Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 6.74%, 08/15/41 ... 150 150,000
Series 2024-DFW1, Class E, (1-mo.
CME Term SOFR at 3.89% Floor
+ 3.89%), 8.98%, 08/15/41 ... 22 21,963
ELM Trust, Series 2024-ELM, Class
E10, 8.05%, 06/10/39
(a) (b)
...... 20 20,406
EQT Trust, Series 2024-EXTR, Class A,
5.33%, 07/05/41
(a) (b)
.......... 10 10,238
Fashion Show Mall LLC, Series 2024-
SHOW, Class A, 1.00%, 10/10/29
(a) (b)
10 9,973
Grace Trust, Series 2020-GRCE, Class
D, 2.77%, 12/10/40
(a) (b)
........ 250 205,281
Great Wolf Trust, Series 2024-WLF2,
Class A, (1-mo. CME Term SOFR +
1.69%), 6.79%, 05/15/41
(a) (b)
.... 100 100,000
GS Mortgage Securities Corp. Trust,
Series 2024-RVR, Class E, 7.72%,
08/10/29
(a) (b)
............... 10 9,992
Security
Par (000)
Par (000) Value
United States (continued)
HIH Trust, Series 2024-61P, Class A,
(1-mo. CME Term SOFR at 1.84%
Floor + 1.84%), 6.79%, 10/15/41
(a) (b)
USD 10 $ 9,974
HLTN Commercial Mortgage Trust,
Series 2024-DPLO, Class A, (1-mo.
CME Term SOFR at 1.64% Floor +
1.64%), 6.74%, 06/15/41
(a) (b)
.... 10 9,981
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2021-MHC, Class D, (1-mo.
CME Term SOFR at 1.70% Floor
+ 2.06%), 7.16%, 04/15/38 ... 250 248,750
Series 2022-NXSS, Class A, (1-mo.
CME Term SOFR at 2.18% Floor
+ 2.18%), 7.28%, 09/15/39 ... 10 10,000
JW Commercial Mortgage Trust
(a)(b)
Series 2024-MRCO, Class A, (1-mo.
CME Term SOFR at 1.62% Floor
+ 1.62%), 6.70%, 06/15/39 ... 10 9,981
Series 2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 8.27%, 06/15/39 ... 10 10,004
LBA Trust
(a)(b)
Series 2024-7IND, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 6.54%, 10/15/41 ... 10 9,994
Series 2024-BOLT, Class F, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 9.53%, 06/15/26 ... 10 9,972
MCR Mortgage Trust
(a)
Series 2024-HTL, Class C, (1-mo.
CME Term SOFR at 3.11% Floor
+ 3.11%), 8.20%, 02/15/37
(b)
.. 43 43,109
Series 2024-TWA, Class A, 5.92%,
06/12/39 ............... 13 13,302
Series 2024-TWA, Class E, 8.73%,
06/12/39 ............... 10 10,194
Morgan Stanley Capital I Trust
(a)(b)
Series 2017-ASHF, Class G, (1-mo.
CME Term SOFR at 6.90% Floor
+ 7.20%), 12.29%, 11/15/34 .. 10 9,927
Series 2024-NSTB, Class A, 3.90%,
07/20/32 ............... 10 9,701
One New York Plaza Trust
(a)(b)
Series 2020-1NYP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 6.16%, 01/15/36 ... 21 20,055
Series 2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor
+ 1.36%), 6.46%, 01/15/36 ... 20 18,650
PGA Trust, Series 2024-RSR2, Class A,
(1-mo. CME Term SOFR at 1.89%
Floor + 1.89%), 6.99%, 06/15/39
(a) (b)
10 9,959
SUMIT Mortgage Trust, Series 2022-
BVUE, Class D, 2.99%, 02/12/41
(a) (b)
40 28,679
Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M4,
4.48%, 12/26/51
(a) (b)
.......... 402 313,844
Wells Fargo Commercial Mortgage
Trust
Series 2015-C26, Class AS, 3.58%,
02/15/48 ............... 20 19,806
Series 2024-BPRC, Class B, 6.22%,
07/15/43
(a)
.............. 10 10,326

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-BPRC, Class C, 6.43%,
07/15/43
(a)
.............. USD 10 $ 10,196
2,478,312
Interest Only Commercial Mortgage-Backed Securities — 0 .0%
United States — 0.0%
BMO Mortgage Trust, Series 2023-C5,
Class XA, 0.95%, 06/15/56
(b)
.... 199 9,883
MCR Mortgage Trust, Series 2024-
TWA, Class XA, 0.92%, 06/12/39
(a)
37 691
Wells Fargo Commercial Mortgage
Trust, Series 2024-BPRC, Class X,
0.31%, 07/15/43
(a) (b)
.......... 78 771
11,345
Total Non-Agency Mortgage-Backed Securities — 7.0%
(Cost: $ 3,309,690 ) .............................. 3,176,973
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.1%
(b)
Federal Home Loan Mortgage
Corp. Variable Rate Notes ,
Series 2018-W5FX , Class CFX ,
3.79% , 04/25/28
(a)
........... 50 45,226
Government National Mortgage
Association Variable Rate Notes ,
Series 2023-50 , Class AC ,
3.25% , 09/16/63 ............ 3 2,709
47,935
Interest Only Collateralized Mortgage Obligations — 0.2%
Federal National Mortgage
Association , Series 437 , Class C11 ,
3.00% , 07/25/52 ............ 92 15,802
Government National Mortgage
Association
Series 2021-58 , Class IY ,
3.00% , 02/20/51 ........ 65 10,429
Series 2021-78 , Class IP ,
3.00% , 05/20/51 ........ 68 11,023
Series 2021-97 , Class LI ,
3.00% , 08/20/50 ........ 58 9,353
Series 2022-78 , Class D ,
3.00% , 08/20/51 ........ 142 23,063
Series 2022-85 , Class IK ,
3.00% , 05/20/51 ........ 75 11,988
81,658
Mortgage-Backed Securities — 38.8%
Federal National Mortgage Association
5.81% , 06/01/31 .......... 13 13,700
3.00% , 12/01/50 .......... 586 537,996
Government National Mortgage
Association
2.00% , 08/20/50 - 11/20/50 ... 99 84,168
2.50% , 10/20/51 - 12/20/51 ... 83 73,480
3.00% , 03/20/52 .......... 268 242,750
3.50% , 03/20/52 .......... 56 52,168
4.00% , 03/20/52 .......... 14 13,240
2.00% , 10/15/54
(h)
......... 452 382,921
2.50% , 10/15/54
(h)
......... 454 400,070
3.00% , 10/15/54
(h)
......... 142 129,201
3.50% , 10/15/54
(h)
......... 2,092 1,965,045
4.00% , 10/15/54
(h)
......... 197 189,970
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.50% , 10/15/54
(h)
......... USD 183 $ 180,688
5.00% , 10/15/54
(h)
......... 179 179,287
5.50% , 10/15/54
(h)
......... 219 221,109
6.00% , 10/15/54 - 11/15/54
(h)
.. 336 341,581
6.50% , 10/15/54 - 11/15/54
(h)
.. 196 200,458
Uniform Mortgage-Backed Securities
1.50% , 10/25/39
(h)
......... 293 261,476
2.00% , 10/25/39
(h)
......... 430 393,344
2.50% , 10/25/39
(h)
......... 168 157,460
3.00% , 10/25/39 - 10/25/54
(h)
.. 269 247,513
3.50% , 10/25/39
(h)
......... 35 34,259
4.00% , 10/25/39 - 10/25/54
(h)
.. 532 511,778
4.50% , 10/25/39 - 10/25/54
(h)
.. 599 589,810
3.50% , 09/01/46 - 11/01/51 ... 939 896,493
4.00% , 04/01/47 - 04/01/52 ... 1,113 1,072,919
4.50% , 06/01/50 .......... 197 195,973
1.50% , 06/01/51 .......... 318 251,212
2.00% , 10/01/51 - 11/01/51 ... 2,550 2,116,467
2.50% , 11/01/51 - 12/01/51 ... 2,845 2,480,736
3.00% , 11/01/51 .......... 244 223,243
5.00% , 04/01/53 - 10/01/53 ... 690 689,883
5.50% , 09/01/53 .......... 292 295,372
6.00% , 09/01/53 - 01/01/54 ... 342 352,610
6.50% , 10/01/53 - 09/01/54 ... 397 411,572
7.50% , 12/01/53 - 01/01/54 ... 18 18,981
5.00% , 10/25/54
(h)
......... 310 309,967
5.50% , 10/25/54
(h)
......... 653 660,440
6.00% , 10/25/54
(h)
......... 131 133,886
6.50% , 10/25/54
(h)
......... 21 21,649
17,534,875
Total U.S. Government Sponsored Agency Securities
—
39 .1%
(Cost: $ 18,472,228 ) .............................. 17,664,468
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50% , 08/15/39 - 02/15/44 ..... 250 263,735
1.13% , 05/15/40 - 08/15/40 ..... 280 184,183
4.38% , 05/15/40 - 05/15/41 ..... 92 95,797
1.38% , 11/15/40 - 08/15/50 ..... 230 144,577
4.25% , 11/15/40 ............ 120 123,553
1.88% , 02/15/41 - 11/15/51 ..... 182 124,802
4.75% , 02/15/41 - 11/15/43 ..... 79 85,247
1.75% , 08/15/41 ............ 140 99,263
2.00% , 11/15/41 - 08/15/51 ..... 263 180,656
3.00% , 05/15/42 - 08/15/52 ..... 597 489,801
3.88% , 02/15/43 ............ 262 252,362
2.88% , 05/15/43 - 05/15/52 ..... 396 315,102
3.63% , 08/15/43 - 02/15/53 ..... 76 69,912
3.75% , 11/15/43 ............ 75 70,559
4.63% , 05/15/44 - 05/15/54 ..... 681 722,133
2.75% , 11/15/47 ............ 198 154,162
3.13% , 05/15/48 ............ 90 74,749
2.25% , 08/15/49 - 02/15/52 ..... 145 99,715
1.63% , 11/15/50 ............ 110 64,467
2.38% , 05/15/51 ............ 125 88,118
4.00% , 11/15/52 ............ 28 27,245
4.13% , 08/15/53 ............ 15 14,738
U.S. Treasury Notes
5.00% , 08/31/25 ............ 96 96,803
4.63% , 02/28/26 - 05/31/31 ..... 418 425,345
0.88% , 06/30/26 - 09/30/26 ..... 183 174,034
0.63% , 07/31/26 ............ 52 49,207
4.38% , 07/31/26 - 05/15/34 ..... 261 272,584

Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.13% , 10/31/26 ............ USD 42 $ 39,892
1.63% , 11/30/26 - 05/15/31 ..... 234 213,517
1.50% , 01/31/27 ............ 5 4,765
4.13% , 02/15/27 - 11/15/32 ..... 74 75,095
1.88% , 02/28/27 - 02/28/29 ..... 149 143,004
0.50% , 04/30/27 - 05/31/27 ..... 281 259,431
2.75% , 04/30/27 - 08/15/32 ..... 193 186,719
0.38% , 09/30/27 ............ 66 60,055
3.50% , 01/31/28 ............ 2 1,995
1.25% , 03/31/28 - 08/15/31 ..... 703 627,634
3.63% , 03/31/28 ............ 76 76,255
4.00% , 06/30/28 - 02/15/34 ..... 306 311,093
1.75% , 01/31/29 ............ 8 7,416
4.25% , 02/28/29 - 06/30/31 ..... 18 18,627
2.88% , 04/30/29 ............ 32 31,051
4.88% , 10/31/30 ............ 3 3,202
3.38% , 05/15/33 ............ 7 6,806
3.88% , 08/15/34 ............ 7 7,049
Total U.S. Treasury Obligations — 15.1%
(Cost: $ 7,060,584 ) .............................. 6,836,455
Total Long-Term Investments — 112 .3%
(Cost: $ 51,613,053 ) .............................. 50,718,298
Shares
Shares
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.83%
(g) (i)
.... 1,415,929 1,415,929
Total Short-Term Securities — 3 .1%
(Cost: $ 1,415,929 ) .............................. 1,415,929
Security
Shares
Shares Value
Total Options Purchased — 0 .1%
(Cost: $ 51,166 ) ................................ $ 71,983
Total Investments Before Options Written and TBA Sale
Commitments — 115.5%
(Cost: $ 53,080,148 ) .............................. 52,206,210
Total Options Written — ( 0 .2 ) %
(Premiums Received — $ (83,167) ) ................... (111,574)
Par (000)
Pa r (000)
TBA Sale Commitments
(h)
Government National Mortgage
Association
6.00% , 10/15/54 ............ USD (168) (170,846)
6.50% , 10/15/54 ............ (98) (100,267)
Uniform Mortgage-Backed Securities
4.00% , 10/25/39 - 11/25/54 ..... (1,023) (982,473)
2.00% , 10/25/54 ............ (269) (222,345)
2.50% , 10/25/54 ............ (1,164) (1,004,719)
3.50% , 10/25/54 ............ (1,483) (1,380,921)
4.50% , 10/25/54 - 11/25/54 ..... (1,925) (1,892,630)
5.50% , 10/25/54 ............ (6) (6,069)
6.00% , 10/25/54 ............ (6) (6,132)
6.50% , 11/25/54 ............ (90) (92,841)
Total TBA Sale Commitments — ( 13 .0 ) %
(Proceeds: $ (5,893,588) ) .......................... (5,859,243)
Total Investments Net of Options Written and TBA Sale
Commitments — 102 .3%
(Cost: $ 47,103,393 ) .............................. 46,235,393
Liabilities in Excess of Other Assets — (2.3) % ............ (1,057,606)
Net Assets — 100.0% .............................. $ 45,177,787
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Rounds to less than 1,000.
(g)
Affiliate of the Fund.
(h)
Represents or includes a TBA transaction.
(i)
Annualized 7-day yield as of period end.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 2,232,587 $ — $ (820,318)
(a)
$ 3,660 $ — $ 1,415,929 1,415,929 $ 72,500 $ —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ — 342,231 — — 3,547 345,778 3,695 — —
$ 3,660 $ 3,547 $ 1,761,707 $ 72,500 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Australia 10-Year Bond ...................................................... 4 12/16/24 $ 322 $ (3,847)
U.S. Treasury 10-Year Note ................................................... 11 12/19/24 1,258 3,623
U.S. Treasury Long Bond ..................................................... 9 12/19/24 1,119 (5,381)
U.S. Treasury Ultra Bond ..................................................... 2 12/19/24 267 (142)
U.S. Treasury 2-Year Note .................................................... 8 12/31/24 1,666 (2,785)
U.S. Treasury 5-Year Note .................................................... 42 12/31/24 4,618 7,231
(1,301)
Short Contracts
Euro-Bobl ............................................................... 4 12/06/24 535 (6,347)
Euro-Bund .............................................................. 6 12/06/24 901 (6,369)
Euro-Schatz ............................................................. 4 12/06/24 477 (2,779)
U.S. Treasury 10-Year Ultra Note ............................................... 1 12/19/24 118 1,409
3-mo. SOFR ............................................................. 9 03/17/26 2,183 1,537
(12,549)
$ (13,850)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 381,400 USD 66,860 Goldman Sachs International 12/18/24 $ 2,511
USD 164,377 JPY 23,132,710 HSBC Bank plc 12/18/24 1,688
USD 6,509 JPY 904,000 Royal Bank of Canada 12/18/24 150
USD 55,797 JPY 7,900,000 UBS AG 12/18/24 238
USD 98,000 MXN 1,896,540 Citibank NA 12/18/24 2,840
7,427
BRL 382,970 USD 70,000 Citibank NA 12/18/24 (343)
JPY 16,000,000 USD 113,441 Deutsche Bank AG 12/18/24 (915)
MXN 1,913,744 USD 98,000 Citibank NA 12/18/24 (1,977)
USD 435,990 BRL 2,491,553 Barclays Bank plc 12/18/24 (17,189)
USD 514,987 EUR 464,700 State Street Bank and Trust Co. 12/18/24 (3,944)
USD 2,930,751 EUR 2,625,000 UBS AG 12/18/24 (586)
USD 471,723 GBP 358,000 State Street Bank and Trust Co. 12/18/24 (6,820)
USD 28,626 MXN 572,515 State Street Bank and Trust Co. 12/18/24 (100)
(31,874)
$ (24,447)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR ............................... 21 11/15/24 USD 95.75 USD 5,250 $ 12,600
3-mo. SOFR ............................... 21 11/15/24 USD 95.25 USD 5,250 37,275
49,875
Put
3-mo. SOFR ............................... 72 10/11/24 USD 96.94 USD 18,000 15,750
$ 65,625

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund

OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Bank of America NA 03/06/26 CNH 7.75 USD 1,154 $ 5,459
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if USDCNHC >= 7.35 and
difference of US 30-Year swap and US 5-Year
swap >= 0.23 ....................... Citibank NA 24,000 01/17/25 USD 176 $ 166
(a)
Option only pays if both terms are met on the expiration date.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
4.43% Annual 1-day SOFR Annual
Goldman Sachs
International 10/17/24 4.43 % USD 719 $ —
30-Year Interest Rate Swap
(a)
3.93% Annual 1-day SOFR Annual Citibank NA 12/18/24 3.93 USD 219 733
$ 733
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR ................................ 42 11/15/24 USD 95.50 USD 10,500 $ (48,824)
Put
3-mo. SOFR ................................ 65 10/11/24 USD 96.56 USD 16,250 (1,219)
$ (50,043)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
2.76% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 03/28/25 2.76 % USD 264 $ (2,021)
10-Year Interest Rate Swap
(a)
2.76% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 04/02/25 2.76 USD 266 (2,150)
10-Year Interest Rate Swap
(a)
3.98% Annual 1-day SOFR Annual Bank of America NA 05/11/26 3.98 USD 47 (3,435)
10-Year Interest Rate Swap
(a)
3.28% Annual 1-day SOFR Annual Deutsche Bank AG 08/05/26 3.28 USD — (19)
10-Year Interest Rate Swap
(a)
3.29% Annual 1-day SOFR Annual Deutsche Bank AG 08/21/26 3.29 USD 36 (1,416)
10-Year Interest Rate Swap
(a)
3.32% Annual 1-day SOFR Annual Bank of America NA 08/24/26 3.32 USD 30 (1,244)
10-Year Interest Rate Swap
(a)
3.38% Annual 1-day SOFR Annual Bank of America NA 08/31/26 3.38 USD 33 (1,424)
10-Year Interest Rate Swap
(a)
3.22% Annual 1-day SOFR Annual Citibank NA 09/09/26 3.22 USD 83 (3,048)

Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3.17% Annual 1-day SOFR Annual Bank of America NA 09/10/26 3.17 % USD 165 $ (5,815)
10-Year Interest Rate Swap
(a)
3.19% Annual 1-day SOFR Annual Bank of America NA 09/11/26 3.19 USD 76 (2,730)
10-Year Interest Rate Swap
(a)
3.28% Annual 1-day SOFR Annual Barclays Bank plc 09/21/26 3.28 USD 95 (3,784)
10-Year Interest Rate Swap
(a)
3.34% Annual 1-day SOFR Annual Bank of America NA 09/28/26 3.34 USD 61 (2,590)
(29,676)
Put
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 5.10% At Termination
Goldman Sachs
International 10/17/24 5.10 USD 6,030 —
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.76% Annual
JPMorgan Chase
Bank NA 03/28/25 3.76 USD 264 (2,288)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.76% Annual
JPMorgan Chase
Bank NA 04/02/25 3.76 USD 266 (2,359)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.98% Annual Bank of America NA 05/11/26 3.98 USD 47 (927)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.28% Annual Deutsche Bank AG 08/05/26 3.28 USD — (21)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.29% Annual Deutsche Bank AG 08/21/26 3.29 USD 36 (1,534)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.32% Annual Bank of America NA 08/24/26 3.32 USD 30 (1,272)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.38% Annual Bank of America NA 08/31/26 3.38 USD 33 (1,294)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.22% Annual Citibank NA 09/09/26 3.22 USD 83 (3,834)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.17% Annual Bank of America NA 09/10/26 3.17 USD 165 (7,962)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.19% Annual Bank of America NA 09/11/26 3.19 USD 76 (3,609)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.28% Annual Barclays Bank plc 09/21/26 3.28 USD 95 (4,189)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.34% Annual Bank of America NA 09/28/26 3.34 USD 61 (2,566)
(31,855)
$ (61,531)
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
43.V1 ........... 5.00 % Quarterly 12/20/29 B+ USD 802 $ 59,753 $ 58,941 $ 812
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.84% Annual 1-day SOFR Annual 10/01/24
(a)
10/01/34 USD 134 $ (5,953) $ — $ (5,953)
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 90 (5,473) — (5,473)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 126 (8,363) — (8,363)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 90 (5,816) — (5,816)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 45 (2,984) — (2,984)
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 19 (1,031) — (1,031)
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 04/22/54 EUR 73 (4,035) (150) (3,885)
2.50% Annual 6-mo. EURIBOR Semi-Annual N/A 05/14/54 EUR 48 (2,192) (232) (1,960)

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/19/54 EUR 19 $ (589) $ — $ (589)
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/20/54 EUR 17 (529) — (529)
6-mo. EURIBOR Semi-Annual 2.44% Annual N/A 06/24/54 EUR 11 378 — 378
2.59% Annual 6-mo. EURIBOR Semi-Annual N/A 07/04/54 EUR 47 (3,311) (262) (3,049)
2.28% Annual 6-mo. EURIBOR Semi-Annual N/A 07/11/54 EUR 20 91 (132) 223
2.25% Annual 6-mo. EURIBOR Semi-Annual N/A 07/11/54 EUR 38 410 158 252
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 07/11/54 EUR 19 (1,130) (102) (1,028)
2.55% Annual 6-mo. EURIBOR Semi-Annual N/A 07/11/54 EUR 19 (1,142) — (1,142)
$ (41,669) $ (720) $ (40,949)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.30% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/10/54 USD 25 $ 347 $ — $ 347
2.31% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/10/54 USD 25 325 — 325
2.28% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/11/54 USD 25 453 — 453
2.29% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/11/54 USD 25 426 — 426
UK Retail Price Index All
Items Monthly At Termination 3.10% At Termination 09/15/54 GBP 70 (1,797) (98) (1,699)
$ (246) $ (98) $ (148)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5.16%
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.11
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 59,099 $ (976) $ 3,216 $ (43,501) $ —
Options Written ................................................... N/A N/A 15,115 (43,522) (111,574)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 13,800 $ — $ 13,800
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 7,427 — — 7,427
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — 5,459 66,358 166
(d)
71,983
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 812 — — 853 1,551 3,216
$ — $ 812 $ — $ 12,886 $ 81,011 $ 1,717 $ 96,426
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 27,650 $ — $ 27,650
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 31,874 — — 31,874
Options written
(b)
Options written at value ..................... — — — — 111,574 — 111,574
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 41,802 1,699 43,501
$ — $ — $ — $ 31,874 $ 181,026 $ 1,699 $ 214,599
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
(d)
Includes dual binary options at value.
For the period ended September 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (622) $ — $ 237,418 $ — $ 236,796
Forward foreign currency exchange contracts .... — — — (58,439) — — (58,439)
Options purchased
(a)
..................... — — 14,014 (9,435) (199,630) — (195,051)
Options written ........................ — — 2,606 3,044 182,332 — 187,982
Swaps .............................. — 54,057 — — (101,542) 6,645 (40,840)
$ — $ 54,057 $ 15,998 $ (64,830) $ 118,578 $ 6,645 $ 130,448
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ (9,341) $ — $ (9,341)
Forward foreign currency exchange contracts .... — — — (45,362) — — (45,362)
Options purchased
(b)
..................... — — — (2,965) (42,801) (1,322) (47,088)
Options written ........................ — — — — 69,646 — 69,646
Swaps .............................. — 890 — — (48,210) (2,036) (49,356)
$ — $ 890 $ — $ (48,327) $ (30,706) $ (3,358) $ (81,501)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 8,707,087
Average notional value of contracts — short ................................................................................. $ 5,554,671
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 3,438,221
Average amounts sold — in USD ........................................................................................ $ 87,075
Options
Average value of option contracts purchased ................................................................................ $ 28,000
Average value of option contracts written ................................................................................... $ 17,152
Average notional value of swaption contracts purchased ......................................................................... $ 4,666,208
Average notional value of swaption contracts written ........................................................................... $ 10,124,973
Credit default swaps
Average notional value — buy protection ................................................................................... $ 12,750
Average notional value — sell protection ................................................................................... $ 647,839
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 749,533
Average notional value — receives fixed rate ................................................................................ $ 21,474,611
Inflation swaps
Average notional value — pays fixed rate ................................................................................... $ 79,532
Average notional value — receives fixed rate ................................................................................ $ 79,621
Total return swaps
Average notional value ............................................................................................... $ —
(a)
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 2,907 $ 32,141
Forward foreign currency exchange contracts ................................................................. 7,427 31,874
Options
(a)(b)
........................................................................................ 71,983 111,574
Swaps — centrally cleared .............................................................................. — 7,244
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 82,317 $ 182,833
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(68,532) (89,428)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 13,785 $ 93,405
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 5,459 $ (5,459) $ — $ — $ —
Citibank NA .................................... 3,739 (3,739) — — —
Goldman Sachs International ........................ 2,511 — — — 2,511
HSBC Bank plc .................................. 1,688 — — — 1,688
Royal Bank of Canada ............................. 150 — — — 150
UBS AG ...................................... 238 (238) — — —
$ 13,785 $ (9,436) $ — $ — $ 4,349

Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Bank of America NA .............................. $ 34,868 $ (5,459) $ — $ — $ 29,409
Barclays Bank plc ................................ 25,162 — — — 25,162
Citibank NA .................................... 9,202 (3,739) — — 5,463
Deutsche Bank AG ............................... 3,905 — — — 3,905
JPMorgan Chase Bank NA .......................... 8,818 — — — 8,818
State Street Bank and Trust Co. ...................... 10,864 — — — 10,864
UBS AG ...................................... 586 (238) — — 348
$ 93,405 $ (9,436) $ — $ — $ 83,969
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Statements of Assets and Liabilities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 4,784,831 $ — $ 4,784,831
Common Stocks ......................................... 33,599 — — 33,599
Corporate Bonds ........................................ — 15,128,202 — 15,128,202
Foreign Agency Obligations ................................. — 526,661 — 526,661
Foreign Government Obligations .............................. — 1,986,864 — 1,986,864
Investment Companies .................................... 345,778 — — 345,778
Municipal Bonds ......................................... — 234,467 — 234,467
Non-Agency Mortgage-Backed Securities ........................ — 3,176,973 — 3,176,973
U.S. Government Sponsored Agency Securities .................... — 17,664,468 — 17,664,468
U.S. Treasury Obligations ................................... — 6,836,455 — 6,836,455
Short-Term Securities
Money Market Funds ...................................... 1,415,929 — — 1,415,929
Options Purchased
Foreign currency exchange contracts ........................... — 5,459 — 5,459
Interest rate contracts ...................................... 65,625 733 — 66,358
Other contracts .......................................... — 166 — 166
Liabilities
Investments
TBA Sale Commitments .................................... — (5,859,243) — (5,859,243)
$ 1,860,931 $ 44,486,036 $ — $ 46,346,967
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 812 $ — $ 812
Foreign currency exchange contracts ............................ — 7,427 — 7,427
Interest rate contracts ....................................... 13,800 853 — 14,653
Other contracts ........................................... — 1,551 — 1,551
Liabilities
Foreign currency exchange contracts ............................ — (31,874) — (31,874)
Interest rate contracts ....................................... (77,693) (103,333) — (181,026)
Other contracts ........................................... — (1,699) — (1,699)
$ (63,893) $ (126,263) $ — $ (190,156)

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2024
BlackRock Sustainable Total Return Fund

See notes to financial statements.
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities
September 30, 2024

Statements of Assets and Liabilities
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Total Return
Fund
ASSETS
Investments, at value — unaffiliated
(a)
......................................................................... $ 45,094,058 $ 50,444,503
Investments, at value — affiliated
(b)
........................................................................... 897,178 1,761,707
Cash .............................................................................................. 13,456 313
Cash pledged:
Futures contracts ..................................................................................... 9,000 152,000
Centrally cleared swaps ................................................................................. — 179,000
Foreign currency, at value
(c)
................................................................................ — 289,271
Receivables: – –
Investment s sold ..................................................................................... 139,466 —
Options written ....................................................................................... — 9,729
TBA sale commitments ................................................................................. — 5,893,588
Dividends — unaffiliated ................................................................................ — 649
Dividends — affiliated .................................................................................. 3,619 5,824
Interest — unaffiliated .................................................................................. 680,416 343,753
From the Manager .................................................................................... 13,656 10,742
Variation margin on futures contracts ........................................................................ — 2,907
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. — 7,427
Prepaid e xpenses ...................................................................................... 40,142 59,688
Total a ssets ..........................................................................................
46,890,991 59,161,101
LIABILITIES
Options written, at value
(d)
................................................................................. — 111,574
TBA sale commitments, at value
(e)
........................................................................... — 5,859,243
Payables: – –
Investments purchased ................................................................................. 634,828 7,595,292
Swaps   ........................................................................................... — 17
Accounting services fees ................................................................................ 37,243 40,862
Administration fees .................................................................................... 1 2
Capital shares redeemed ................................................................................ — 692
Custodian fees ....................................................................................... 7,596 14,184
Income dividend distributions ............................................................................. 243,095 151,482
Interest expense ..................................................................................... 73 70
Professional fees ..................................................................................... 86,514 85,102
Registration fees ..................................................................................... 1,727 68
Service fees ........................................................................................ 19 27
Transfer agent fees ................................................................................... 171 975
Other accrued expenses ................................................................................ 26,541 52,465
Variation margin on futures contracts ........................................................................ 2,304 32,141
Variation margin on centrally cleared swaps ................................................................... — 7,244
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. — 31,874
Total li abilities .........................................................................................
1,040,112 13,983,314
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 45,850,879 $ 45,177,787

Statements of Assets and Liabilities
(continued)
September 30, 2024
2024
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Total Return
Fund
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 50,236,917 $ 52,196,940
Accumulated loss ...................................................................................... (4,386,038) (7,019,153)
NET ASSETS .........................................................................................
$ 45,850,879 $ 45,177,787
(a)
  Investments, at cost — unaffiliated ................................................................... $ 44,072,975 $ 51,321,988
(b)
  Investments, at cost — affiliated ..................................................................... $ 897,178 $ 1,758,160
(c)
  Foreign currency, at cost ......................................................................... $ — $ 288,847
(d)
  Premiums received ............................................................................. $ — $ 83,167
(e)
  Proceeds received from TBA sale commitments ........................................................... $ — $ 5,893,588

Statements of Assets and Liabilities
(continued)
September 30, 2024

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Sustainable High
Yield Bond Fund
BlackRock
Sustainable Total
Return Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 419,038 $ 2,665,034
Shares outstanding ...................................................................................
46,035 313,206
Net asset value .....................................................................................
$ 9.10 $ 8.51
Shares authorized ...................................................................................
Unlimited 500 million
Par value ......................................................................................... $ 0.001 $ 0.10
Investor A
Net assets .........................................................................................
$ 98,161 $ 139,810
Shares outstanding ...................................................................................
10,784 16,430
Net asset value .....................................................................................
$ 9.10 $ 8.51
Shares authorized ...................................................................................
Unlimited 300 million
Par value ......................................................................................... $ 0.001 $ 0.10
Class K
Net assets .........................................................................................
$ 45,333,680 $ 42,372,943
Shares outstanding ...................................................................................
4,980,000 4,980,016
Net asset value .....................................................................................
$ 9.10 $ 8.51
Shares authorized ...................................................................................
Unlimited 500 million
Par value ......................................................................................... $ 0.001 $ 0.10

Statements of Operations

Year Ended September 30, 2024
2024
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Total Return
Fund
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 1,154 $ 1,478
Dividends — affiliated .................................................................................. 47,737 72,500
Interest — unaffiliated .................................................................................. 3,087,766 1,956,345
Total investment income ..................................................................................
3,136,657 2,030,323
EXPENSES
Investment advisory ................................................................................... 220,691 164,717
Professional ........................................................................................ 125,499 169,514
Accounting services ................................................................................... 77,313 80,016
Printing and postage .................................................................................. 75,149 85,485
Registration ........................................................................................ 57,198 80,192
Administration ...................................................................................... 18,759 17,950
Custodian .......................................................................................... 13,120 26,036
Administration — class specific ........................................................................... 8,828 8,447
Directors and Officer .................................................................................. 1,617 1,611
Transfer agent — class specific ........................................................................... 369 1,718
Service and distribution — class specific ..................................................................... 246 334
Miscellaneous ....................................................................................... 11,047 32,050
Total expenses excluding interest expense ......................................................................
609,836 668,070
Interest expense ..................................................................................... 146 407
Total e xpenses ........................................................................................
609,982 668,477
Less: – –
Administration fees waived .............................................................................. (18,759) (17,950)
Administration fees waived by the Manager — class specific ........................................................ (8,771) (8,380)
Fees waived and/or reimbursed by the Manager ................................................................ (346,336) (473,572)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................... (265) (1,063)
Total ex penses after fees waived and/or reimbursed ...............................................................
235,851 167,512
Net investment income ...................................................................................
2,900,806 1,862,811
REALIZED AND UNREALIZED GAIN (LOSS) $ 3,369,733 $ 3,024,050
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ $ (960,176) $ (696,253)
Investments — affiliated .............................................................................. — 3,660
Forward foreign currency exchange contracts ................................................................ — (58,439)
Foreign currency transactions .......................................................................... — 9,370
Futures contracts ................................................................................... (8,645) 236,796
Options written .................................................................................... — 187,982
Swaps   ......................................................................................... — (40,840)
(968,821) (357,724)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ 4,332,254 3,411,801
Investments — affiliated .............................................................................. — 3,547
Forward foreign currency exchange contracts ................................................................ — (45,362)
Foreign currency translations ........................................................................... — 839
Futures contracts ................................................................................... 6,300 (9,341)
Options written .................................................................................... — 69,646
Swaps   ......................................................................................... — (49,356)
4,338,554 3,381,774
Net realized and unrealized gain ............................................................................
3,369,733 3,024,050
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 6,270,539 $ 4,886,861

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Sustainable High Yield Bond Fund BlackRock Sustainable Total Return Fund
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/24
Year Ended
09/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 2,900,806 $ 2,417,720 $ 1,862,811 $ 1,526,865
Net realized loss ................................................ (968,821) (2,434,185) (357,724) (2,947,064)
Net change in unrealized appreciation (depreciation) ........................ 4,338,554 3,804,030 3,381,774 2,026,803
Net increase in net assets resulting from operations ...........................
6,270,539 3,787,565 4,886,861 606,604
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
Institutional ................................................... (18,785) (6,726) (47,959) (4,251)
Investor A .................................................... (6,216) (5,049) (4,696) (5,248)
Class K ...................................................... (2,900,235) (2,511,492) (1,561,149) (2,103,823)
Return of capital: – – – –
Institutional ................................................... — — (7,230) —
Investor A .................................................... — — (708) —
Class K ...................................................... — — (235,343) —
Decrease in net assets resulting from distributions to shareholders .................
(2,925,236) (2,523,267) (1,857,085) (2,113,322)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
169,819 148,952 2,351,958 146,033
NET ASSETS
Total increase (decrease) in net assets ................................... 3,515,122 1,413,250 5,381,734 (1,360,685)
Beginning of year ..................................................
42,335,757 40,922,507 39,796,053 41,156,738
End of year ......................................................
$ 45,850,879 $ 42,335,757 $ 45,177,787 $ 39,796,053
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

BlackRock Sustainable High Yield Bond Fund
Institutional
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period ........................................
$ 8.44  $ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
................................................
0 .57  0 .49  0 .37  0 .05
Net realized and unrealized gain (loss) .......................................
0 .67  0 .27  ( 1 .72 ) ( 0 .05 )
Net increase (decrease) from investment operations ............................... 1.24  0.76  (1.35) 0.00
Distributions from net investment income
(c)
................................... (0.58) (0.50) (0.41) (0.06)
Net asset value, end of period ............................................. $ 9.10  $ 8.44  $ 8.18  $ 9.94
Total Return
(d)
Based on net asset value ................................................. 15.12% 9.40% (13.97)% 0.01%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ........................................................
1.40% 1.56% 1.75% 1.32%
(g) (h)
Total expenses after fees waived and/or reimbursed ...............................
0.57% 0.58% 0.57% 0.58%
(g)
Net investment income ..................................................
6.52% 5.70% 3.96% 2.80%
(g)
Supplemental Data
Net assets, end of period (000) ............................................. $ 419  $ 217  $ 83  $ 99
Portfolio turnover rate .................................................... 66% 37% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.40%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable High Yield Bond Fund
Investor A
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period .........................................
$ 8.44  $ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
.................................................
0 .55  0 .46  0 .34  0 .05
Net realized and unrealized gain (loss) ........................................
0 .67  0 .28  ( 1 .72 ) ( 0 .05 )
Net increase (decrease) from investment operations ................................ 1.22  0.74  (1.38) 0.00
Distributions from net investment income
(c)
.................................... (0.56) (0.48) (0.38) (0.06)
Net asset value, end of period .............................................. $ 9.10  $ 8.44  $ 8.18  $ 9.94
Total Return
(d)
Based on net asset value .................................................. 14.82% 9.13% (14.18)% (0.03)%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................................................
1.85% 1.83% 2.00% 1.58%
(g) (h)
Total expenses after fees waived and/or reimbursed ................................
0.83% 0.83% 0.82% 0.83%
(g)
Net investment income ...................................................
6.27% 5.39% 3.71% 2.55%
(g)
Supplemental Data
Net assets, end of period (000) .............................................. $ 98  $ 101  $ 84  $ 99
Portfolio turnover rate ..................................................... 66% 37% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.65%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

BlackRock Sustainable High Yield Bond Fund
Class K
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period ........................................
$ 8.44  $ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
................................................
0 .58  0 .48  0 .37  0 .05
Net realized and unrealized gain (loss) .......................................
0 .66  0 .28  ( 1 .72 ) ( 0 .05 )
Net increase (decrease) from investment operations ............................... 1.24  0.76  (1.35) 0.00
Distributions from net investment income
(c)
................................... (0.58) (0.50) (0.41) (0.06)
Net asset value, end of period ............................................. $ 9.10  $ 8.44  $ 8.18  $ 9.94
Total Return
(d)
Based on net asset value ................................................. 15.16% 9.44% (13.93)% 0.02%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ........................................................
1.38% 1.52% 1.46% 0.96%
(g) (h)
Total expenses after fees waived and/or reimbursed ...............................
0.53% 0.53% 0.53% 0.53%
(g)
Net investment income ..................................................
6.57% 5.67% 4.00% 2.85%
(g)
Supplemental Data
Net assets, end of period (000) ............................................. $ 45,334  $ 42,017  $ 40,755  $ 49,509
Portfolio turnover rate .................................................... 66% 37% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.04%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.61% and 0.43%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return Fund
Institutional
Year Ended
09/30/24
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ........................................................
$ 7.93  $ 8.23  $ 10.00
Net investment income
(b)
................................................................
0 .36  0 .30  0 .16
Net realized and unrealized gain (loss) .......................................................
0 .58  ( 0 .18 ) ( 1 .76 )
Net increase (decrease) from investment operations ............................................... 0.94  0.12  (1.60)
Distributions
(c)
– – –
From net investment income .............................................................
( 0 .31 ) ( 0 .42 ) ( 0 .17 )
Return of capital ...................................................................... ( 0 .05 ) —  —
Total distributions ....................................................................... (0.36) (0.42) (0.17)
Net asset value, end of period ............................................................. $ 8.51  $ 7.93  $ 8.23
Total Return
(d)
Based on net asset value ................................................................. 12.08% 1.33% (16.16)%
(e) (f)
Ratios to Average Net Assets
(g)
Total expen ses ........................................................................
1.59% 1.80% 1.58%
(h) (i)
Total expenses after fees waived and/or reimbursed ...............................................
0.43% 0.43% 0.40%
(h) (i)
Net investment income ..................................................................
4.35% 3.64% 1.80%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 2,665  $ 182  $ 82
Portfolio turnover rate
(j)
................................................................... 832% 704% 604%
Year Ended
09/30/24
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..................................................................
524% 434% 360%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.84% and 0.73%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return Fund
Investor A
Year Ended
09/30/24
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ........................................................
$ 7.93  $ 8.23  $ 10.00
Net investment income
(b)
................................................................
0 .33  0 .28  0 .13
Net realized and unrealized gain (loss) .......................................................
0 .58  ( 0 .18 ) ( 1 .76 )
Net increase (decrease) from investment operations ............................................... 0.91  0.10  (1.63)
Distributions
(c)
– – –
From net investment income .............................................................
( 0 .29 ) ( 0 .40 ) ( 0 .14 )
Return of capital ...................................................................... ( 0 .04 ) —  —
Total distributions ....................................................................... (0.33) (0.40) (0.14)
Net asset value, end of period ............................................................. $ 8.51  $ 7.93  $ 8.23
Total Return
(d)
Based on net asset value ................................................................. 11.73% 1.06% (16.38)%
(e) (f)
Ratios to Average Net Assets
(g)
Total expen ses ........................................................................
1.97% 2.05% 1.81%
(h) (i)
Total expenses after fees waived and/or reimbursed ...............................................
0.75% 0.71% 0.70%
(h) (i)
Net investment income ..................................................................
4.06% 3.42% 1.53%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 140  $ 128  $ 92
Portfolio turnover rate
(j)
................................................................... 832% 704% 604%
Year Ended
09/30/24
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..................................................................
524% 434% 360%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.33% and 0.39%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return Fund
Class K
Year Ended
09/30/24
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ........................................................
$ 7.93  $ 8.23  $ 10.00
Net investment income
(b)
................................................................
0 .36  0 .31  0 .16
Net realized and unrealized gain (loss) .......................................................
0 .58  ( 0 .19 ) ( 1 .76 )
Net increase (decrease) from investment operations ............................................... 0.94  0.12  (1.60)
Distributions
(c)
– – –
From net investment income .............................................................
( 0 .31 ) ( 0 .42 ) ( 0 .17 )
Return of capital ...................................................................... ( 0 .05 ) —  —
Total distributions ....................................................................... (0.36) (0.42) (0.17)
Net asset value, end of period ............................................................. $ 8.51  $ 7.93  $ 8.23
Total Return
(d)
Based on net asset value ................................................................. 12.12% 1.37% (16.12)%
(e) (f)
Ratios to Average Net Assets
(g)
Total expen ses ........................................................................
1.58% 1.68% 1.30%
(h) (i)
Total expenses after fees waived and/or reimbursed ...............................................
0.39% 0.39% 0.36%
(h) (i)
Net investment income ..................................................................
4.41% 3.68% 1.84%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 42,373  $ 39,486  $ 40,982
Portfolio turnover rate
(j)
................................................................... 832% 704% 604%
Year Ended
09/30/24
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..................................................................
524% 434% 360%
See notes to financial statements.

Notes to Financial Statements
2024
BlackRock Annual Financial Statements and Additional Information

1. ORGANIZATION
BlackRock Funds V (the “Trust”) and BlackRock Bond Fund, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation.
The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of BlackRock Funds V and Board of Directors of BlackRock Bond Fund, Inc. are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Bank Overdraft : The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Registrant Name Fund Name Herein Referred To As
Diversification
Classification
BlackRock Funds V ..................... BlackRock Sustainable High Yield Bond Fund Sustainable High Yield Bond Diversified
BlackRock Bond Fund, Inc. ................ BlackRock Sustainable Total Return Fund Sustainable Total Return Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ..................................... No No None
Investor A Shares .............................................. Yes No
(a)
None

Notes to Financial Statements
(continued)

Notes to Financial Statements
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the Directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors . This has the same economic effect for the Independent  Directors as if the Independent  Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-
Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the
Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)

Notes to Financial Statements
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market

Notes to Financial Statements
(continued)

Notes to Financial Statements
value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

Notes to Financial Statements
(continued)

Notes to Financial Statements
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’
investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each
Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), and with respect to Sustainable
Total Return, BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service Fees: The Corporation and the  Trust , on behalf of the applicable Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock
Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service  Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays
BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the year ended September 30, 2024, the following table shows the class specific service borne directly by each share class of each Fund:
Administration: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended September 30, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  year  ended September 30, 2024, the Funds  did not pay any amounts to affiliates in return for these services.
Investment Advisory Fees
Average Daily Net Assets
Sustainable High
Yield Bond
Sustainable Total
Return
First $1 billion ........................................................................................... 0.500% 0.390%
$1 billion - $3 billion ....................................................................................... 0.470 0.370
$3 billion - $5 billion ....................................................................................... 0.450 0.350
$5 billion - $10 billion ...................................................................................... 0.440 0.340
Greater than $10 billion ..................................................................................... 0.430 0.330
Share Class Service Fees
Investor A .............................................................................................................. 0.25%
Fund Name Investor A
Sustainable High Yield Bond .................................................................................................. $ 246
Sustainable Total Return ..................................................................................................... 334
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 58 $ 19 $ 8,751 $ 8,828
Sustainable Total Return ...................................................................... 254 26 8,167 8,447

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended September 30, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended September 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the
year ended September 30, 2024, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended September 30, 2024, the Manager waived $138 in investment advisory fees with respect to Sustainable Total Return pursuant to these arrangements.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of
Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended September 30, 2024, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
The Funds also had a waiver of administration fees, which are included in Administration fees waived by the Manager in the Statements of Operations. For the year ended
September 30, 2024, the amounts waived were as follows:
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 48 $ 122 $ 93 $ 263
Sustainable Total Return ...................................................................... 18 72 70 160
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 65 $ 211 $ 93 $ 369
Sustainable Total Return ...................................................................... 1,459 189 70 1,718
Fund Name Amounts Waived
Sustainable High Yield Bond ............................................................................................. $ 690
Sustainable Total Return ................................................................................................ 1,010
Fund Name Institutional Investor A Class K
Sustainable High Yield Bond .......................................................................... 0.58% 0.83% 0.53%
Sustainable Total Return ............................................................................. 0.44 0.75 0.39
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Sustainable High Yield Bond ................................................................................................... $ 345,646
Sustainable Total Return ...................................................................................................... 472,424
Fund Name
Administration
Fees Waived
Sustainable High Yield Bond ................................................................................................... $ 18,759
Sustainable Total Return ...................................................................................................... 17,950

Notes to Financial Statements
(continued)

Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended September 30, 2024, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July 22, 2028, the repayment arrangement between Sustainable High Yield Bond and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Effective
October 19, 2028, the repayment arrangement between Sustainable Total Return and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund's contractual caps on net expenses will be terminated.
As of September 30, 2024, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on
September 30, 2024:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Sustainable High Yield Bond
Institutional .................................................................................... $ 6 $ 4
Investor A ..................................................................................... 14 168
Class K ...................................................................................... 8,751 93
$ 8,771 $ 265
Sustainable Total Return
Institutional .................................................................................... 195 935
Investor A ..................................................................................... 18 58
Class K ...................................................................................... 8,167 70
$ 8,380 $ 1,063
Expiring September 30,
2025 2026
Sustainable High Yield Bond
Fund Level ...................................................................................... $ 409,708 $ 364,405
Institutional ...................................................................................... 43 10
Investor A ....................................................................................... 41 182
Class K ......................................................................................... 8,681 8,844
Sustainable Total Return
Fund Level ...................................................................................... 523,479 490,374
Institutional ...................................................................................... 14 1,130
Investor A ....................................................................................... 27 76
Class K ......................................................................................... 8,451 8,237
Sustainable High Yield Bond
Fund Level ............................................................................................................. $ 419,665
Institutional ............................................................................................................. 246
Investor A .............................................................................................................. 246
Class K ............................................................................................................... 9,456
Sustainable Total Return
Fund Level ............................................................................................................. $ 381,248
Institutional ............................................................................................................. 231
Investor A .............................................................................................................. 187
Class K ............................................................................................................... 9,014

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended September 30, 2024, the Funds did not participate in the Interfund Lending Program.
Directors and Officers: Certain directors and/or officers of the Corporation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the
Manager for a portion of the compensation paid to the Trust’s and the Corporation’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
7. PURCHASES AND SALES
For the year ended September 30, 2024, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the year ended September 30, 2024, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
The tax character of distributions paid was as follows:
As of September 30, 2024, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accounting for swap agreements and classification of investments.
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Sustainable High Yield Bond .............................................. $ — $ — $ 28,543,328 $ 28,668,021
Sustainable Total Return ................................................. 339,279,393 345,889,890 25,995,600 21,878,110
Fund Name Purchases Sales
Sustainable Total Return ................................................................................. $ 135,348,094 $ 135,324,291
Fund Name
Year Ended
09/30/24
Year Ended
09/30/23
Sustainable High Yield Bond
Ordinary income ........................................................................................... $ 2,925,236 $ 2,523,267
Sustainable Total Return
Ordinary income ........................................................................................... $ 1,613,804 $ 2,113,322
Return of capital ........................................................................................... 243,281 —
$ 1,857,085 $ 2,113,322
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Sustainable High Yield Bond ............................................... $ 2,446 $ (5,290,940) $ 902,456 $ (4,386,038)
Sustainable Total Return .................................................. — (5,938,365) (1,080,788) (7,019,153)

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of September 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Corporation and the Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day,
$2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended September 30, 2024, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Sustainable High Yield Bond .......................................... $ 45,088,780 $ 1,422,168 $ (519,712) $ 902,456
Sustainable Total Return ............................................ 53,097,230 1,037,404 (1,964,381) (926,977)

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
09/30/24
Year Ended
09/30/23
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable High Yield Bond
Institutional
Shares sold ..........................................
18,995 $ 168,945 15,390 $ 132,950
Shares issued in reinvestment of distributions .....................
1,469 12,995 201 1,720
Shares redeemed ......................................
(207) (1,822) — —
20,257 $ 180,118 15,591 $ 134,670

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of September 30, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
12. SUBSEQUENT EVENTS
Management's evaluation of the impact of all subsequent events on the Funds' financial statements was completed through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
09/30/24
Year Ended
09/30/23
Fund Name/Share Class
Shares Amount Shares Amount
Investor A
Shares sold ..........................................
619 $ 5,483 1,631 $ 14,027
Shares issued in reinvestment of distributions .....................
72 633 30 255
Shares redeemed ......................................
(1,857) (16,415) — —
(1,166) $ (10,299) 1,661 $ 14,282
19,091 $ 169,819 17,252 $ 148,952
Sustainable Total Return
Institutional
Shares sold ..........................................
294,694 $ 2,385,337 12,913 $ 103,566
Shares issued in reinvestment of distributions .....................
6,226 51,613 8 60
Shares redeemed ......................................
(10,635) (86,251) — —
290,285 $ 2,350,699 12,921 $ 103,626
Investor A
Shares sold ..........................................
9 $ 72 5,978 $ 50,290
Shares issued in reinvestment of distributions .....................
255 2,085 151 1,251
Shares redeemed ......................................
(37) (286) (1,118) (9,134)
227 $ 1,871 5,011 $ 42,407
Class K
Shares sold ..........................................
121 $ 282 — $ —
Shares issued in reinvestment of distributions .....................
— 2 — —
Shares redeemed ......................................
(105) (896) — —
16 $ (612) — $ —
290,528 $ 2,351,958 17,932 $ 146,033
Fund Name Institutional Investor A Class K
Sustainable High Yield Bond .......................................................................... 10,000 10,000 4,980,000
Sustainable Total Return ............................................................................. 10,000 10,000 4,980,000

Report of Independent Registered Public Accounting Firm
2024
BlackRock Annual Financial Statements and Additional Information

To the Shareholders of BlackRock Sustainable High Yield Bond Fund and BlackRock Sustainable Total Return Fund, and the Board of Trustees/Directors of BlackRock Funds
V and BlackRock Bond Fund, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Sustainable High Yield Bond Fund of BlackRock Funds V and Blackrock Sustainable
Total Return Fund of BlackRock Bond Fund, Inc. (the “Funds”), including the schedules of investments, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of
September 30, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30,
2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.
Fund Financial Highlights
BlackRock Sustainable High Yield Bond Fund For each of the three years in the period ended September 30, 2024 and for the period from July 22, 2021 (commencement of operations)
through September 30, 2021
BlackRock Sustainable Total Return Fund For each of the two years in the period ended September 30,
2024 and for the period from October 18, 2021 (commencement of operations) through September 30, 2022

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended September 30,
2024:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
September 30, 2024:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended September 30, 2024 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended September 30, 2024:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended September 30, 2024
Fund Name
Qualified Dividend
Income
Sustainable High Yield Bond ........................................................................................... $ 30,162
Sustainable Total Return .............................................................................................. 729
Fund Name Federal Obligation Interest
Sustainable High Yield Bond ........................................................................................... $ 6,924
Sustainable Total Return .............................................................................................. 294,692
Fund Name
Dividends-Received
Deduction
Sustainable High Yield Bond ........................................................................................... 0 .54%
Sustainable Total Return .............................................................................................. 0 .05
Fund Name Interest Dividends
Sustainable High Yield Bond ........................................................................................... $ 2,895,851
Sustainable Total Return .............................................................................................. 1,864,575
Fund Name
Interest-Related
Dividends
Sustainable High Yield Bond ........................................................................................... $ 2,359,758
Sustainable Total Return .............................................................................................. 1,478,761

Additional Information
2024
BlackRock Annual Financial Statements and Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Company is paid by the Company, on behalf of the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Sustainable Total Return Fund.

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
2024
BlackRock Annual Financial Statements and Additional Information

The Board of Directors/Trustees (the “Board,” the members of which are referred to as “Board Members”), as applicable, of BlackRock Funds V (the “Trust”) and
BlackRock Bond Fund, Inc. (the “Corporation” and together with the Trust, the “Registrants”) met on May 3, 2024 (the “May Meeting”) and June 6-7, 2024 (the “June Meeting”)
to consider the approval to continue the investment advisory agreements (the “Advisory Agreements”) between (1) the Trust, on behalf of BlackRock Sustainable High Yield
Bond Fund (the “Sustainable High Yield Bond Fund”), and (2) the Corporation, on behalf of BlackRock Sustainable Total Return Fund (the “Sustainable Total Return Fund”
and together with the Sustainable High Yield Bond Fund, the “Funds” and each, a “Fund,”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor.
The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International
Limited (“BIL”), with respect to each Fund, and (2) BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to the Sustainable Total
Return Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Registrants, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities;
investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of
BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of BIL, with respect to each Fund, and BRS, with respect to the Sustainable Total Return Fund, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.
B. The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting.
In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year and since inception periods reported, the Sustainable High Yield Bond Fund ranked in the second and third quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the
Sustainable High Yield Bond Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Sustainable High Yield
Bond Fund’s underperformance relative to its Morningstar Category during the applicable period.
The Board noted that for each of the one-year and since inception periods reported, the Sustainable Total Return Fund ranked in the third quartile against its
Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Sustainable Total Return Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Sustainable Total Return Fund’s underperformance relative to its Morningstar Category during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with each Fund

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Sustainable High Yield Bond Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Sustainable High Yield Bond Fund’s Expense Peers. The Board also noted that the Sustainable
High Yield Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Sustainable High Yield Bond Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the
Sustainable High Yield Bond Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Sustainable High Yield Bond Fund’s total expenses as a percentage of the Sustainable High Yield Bond Fund’s average daily net assets on a class-by-class basis.
The Board noted that the Sustainable Total Return Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Sustainable Total Return Fund’s Expense Peers. The Board also noted that the Sustainable Total
Return Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Sustainable Total Return Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Sustainable
Total Return Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the
Sustainable Total Return Fund’s total expenses as a percentage of the Sustainable Total Return Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and the Registrants, on behalf of each Fund, for a one-year term ending June 30, 2025, and the Sub-Advisory Agreements between (1) the Manager and BIL, with respect to each Fund, and (2) the
Manager and BRS, with respect the Sustainable Total Return Fund, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The
Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in this Report
2024
BlackRock Annual Financial Statements and Additional Information

Currency Abbreviation
BRL Brazilian Real
CNH Chinese Yuan Offshore
EUR Euro
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
RB Revenue Bonds
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
              <<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section906>>
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Fund, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Bond Fund, Inc.

Date: November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Bond Fund, Inc.

Date: November 21, 2024

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Bond Fund, Inc.

Date: November 21, 2024